UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® Fund Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMXGroup, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	8.4	7.3
Microsoft Corp.	5.7	5.8
Amazon.com, Inc.	5.0	4.4
Facebook, Inc. Class A	3.8	3.4
Alphabet, Inc. Class C	3.5	3.2
Alphabet, Inc. Class A	3.1	2.8
Comcast Corp. Class A	2.1	2.1
Intel Corp.	1.8	2.0
Cisco Systems, Inc.	1.7	1.9
Amgen, Inc.	1.2	1.3
	36.3

Top Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	48.8	46.7
Consumer Discretionary	18.8	18.9
Health Care	11.8	13.1
Financials	6.5	7.4
Consumer Staples	4.8	5.1
Industrials	4.2	4.6
Real Estate	1.0	0.8
Telecommunication Services	0.9	1.1
Energy	0.5	0.6
Materials	0.5	0.6

Asset Allocation (% of fund's net assets)

As of May 31, 2017 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 7.6%

As of November 30, 2016 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 7.6%

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 18.8%
Auto Components - 0.2%
China Automotive Systems, Inc. (a)	13,333	$67,998
China XD Plastics Co. Ltd. (a)	20,593	96,787
Clean Diesel Technologies, Inc. (a)(b)	6,822	20,330
Dorman Products, Inc. (a)(b)	15,561	1,297,787
Fox Factory Holding Corp. (a)	16,603	545,409
Gentex Corp.	128,272	2,434,603
Gentherm, Inc. (a)	17,068	643,464
Kandi Technolgies, Inc. (a)(b)	24,321	100,932
Motorcar Parts of America, Inc. (a)(b)	8,561	248,868
Shiloh Industries, Inc. (a)	7,791	91,155
SORL Auto Parts, Inc. (a)(b)	7,832	68,295
Strattec Security Corp.	1,501	53,361
Sypris Solutions, Inc. (a)	1,434	2,108
The Goodyear Tire & Rubber Co.	113,231	3,648,303
VOXX International Corp. (a)	10,039	58,226
Workhorse Group, Inc. (a)(b)	18,920	66,598
		9,444,224
Automobiles - 0.5%
Tesla, Inc. (a)(b)	67,966	23,177,086
Distributors - 0.2%
Core-Mark Holding Co., Inc. (b)	21,504	732,211
Educational Development Corp. (b)	1,826	17,986
Fenix Parts, Inc. (a)(b)	9,442	13,408
LKQ Corp. (a)	139,217	4,383,943
Pool Corp.	18,562	2,211,291
Weyco Group, Inc.	5,497	150,233
		7,509,072
Diversified Consumer Services - 0.1%
American Public Education, Inc. (a)	7,614	167,508
Ascent Capital Group, Inc. (a)	7,742	106,607
ATA, Inc. ADR (a)	2,232	7,924
Cambium Learning Group, Inc. (a)	24,233	120,438
Capella Education Co.	5,161	446,685
Career Education Corp. (a)	32,711	308,792
Collectors Universe, Inc.	3,905	97,820
Grand Canyon Education, Inc. (a)	21,382	1,676,349
Houghton Mifflin Harcourt Co. (a)(b)	55,867	689,957
Laureate Education, Inc. Class A	17,156	286,848
Liberty Tax, Inc.	6,002	84,628
Lincoln Educational Services Corp. (a)	11,240	37,879
National American University Holdings, Inc.	1,829	4,225
Strayer Education, Inc. (b)	5,136	454,279
Tarena International, Inc. ADR (b)	14,519	248,710
		4,738,649
Hotels, Restaurants & Leisure - 2.6%
Amaya, Inc. (a)(b)	66,884	1,160,079
Bagger Daves Burger Tavern, Inc.	7,360	1,259
BJ's Restaurants, Inc. (a)	9,249	414,355
Bloomin' Brands, Inc.	45,688	915,131
Bob Evans Farms, Inc.	8,686	611,581
Bojangles', Inc. (a)(b)	15,852	277,410
Bravo Brio Restaurant Group, Inc. (a)(b)	8,076	37,957
Buffalo Wild Wings, Inc. (a)	7,335	1,054,040
Caesars Acquisition Co. (a)(b)	63,435	1,119,628
Caesars Entertainment Corp. (a)(b)	67,367	737,669
Carrols Restaurant Group, Inc. (a)	16,735	198,310
Century Casinos, Inc. (a)	13,898	108,543
China Lodging Group Ltd. ADR (a)	14,685	1,121,934
Churchill Downs, Inc.	7,833	1,313,202
Chuy's Holdings, Inc. (a)(b)	8,587	230,990
Cracker Barrel Old Country Store, Inc. (b)	10,751	1,793,374
Dave & Buster's Entertainment, Inc. (a)(b)	18,961	1,264,699
Del Frisco's Restaurant Group, Inc. (a)	11,401	193,817
Del Taco Restaurants, Inc. (a)(b)	16,133	206,986
Denny's Corp. (a)	31,458	374,350
Diversified Restaurant Holdings, Inc. (a)	14,071	44,464
Dunkin' Brands Group, Inc. (b)	41,601	2,434,075
El Pollo Loco Holdings, Inc. (a)(b)	19,337	263,950
Eldorado Resorts, Inc. (a)(b)	33,919	703,819
Empire Resorts, Inc. (a)(b)	13,069	319,537
Famous Dave's of America, Inc. (a)	1,737	6,818
Fiesta Restaurant Group, Inc. (a)	12,371	272,781
Fogo de Chao, Inc. (a)	14,624	200,349
Gaming Partners International Corp.	2,789	28,866
GigaMedia Ltd. (a)	1,007	2,971
Golden Entertainment, Inc.	10,381	172,428
Good Times Restaurants, Inc. (a)(b)	8,038	28,133
Habit Restaurants, Inc. Class A (a)(b)	9,967	184,888
Iao Kun Group Holding Co. Ltd.	14,955	10,842
ILG, Inc.	55,222	1,487,681
International Speedway Corp. Class A	11,620	410,186
Jack in the Box, Inc.	14,276	1,521,536
Jamba, Inc. (a)(b)	12,781	90,106
Kona Grill, Inc.(a)(b)	3,779	15,116
Lindblad Expeditions Holdings (a)	26,743	254,593
Marriott International, Inc. Class A	173,623	18,690,516
Melco Crown Entertainment Ltd. sponsored ADR	77,719	1,754,895
Monarch Casino & Resort, Inc. (a)	7,845	236,527
Nathan's Famous, Inc. (a)	2,069	130,140
Noodles & Co. (a)(b)	20,085	97,412
Norwegian Cruise Line Holdings Ltd. (a)	102,745	5,134,168
Panera Bread Co. Class A (a)	10,173	3,199,307
Papa John's International, Inc. (b)	16,601	1,337,543
Papa Murphy's Holdings, Inc. (a)(b)	5,342	25,962
Peak Resorts, Inc.	8,205	37,743
Penn National Gaming, Inc. (a)	37,592	726,653
Pinnacle Entertainment, Inc. (a)	23,582	461,971
Playa Hotels & Resorts NV (a)	53,232	556,807
Potbelly Corp. (a)(b)	9,518	109,457
Rave Restaurant Group, Inc. (a)(b)	4,931	10,552
RCI Hospitality Holdings, Inc.	4,425	92,084
Red Robin Gourmet Burgers, Inc. (a)	5,663	408,161
Red Rock Resorts, Inc.	19,904	470,531
Ruth's Hospitality Group, Inc.	14,891	321,646
Scientific Games Corp. Class A (a)(b)	38,651	896,703
Sonic Corp. (b)	19,487	569,410
Starbucks Corp.	660,015	41,983,554
Texas Roadhouse, Inc. Class A	31,730	1,552,232
The Cheesecake Factory, Inc. (b)	20,937	1,234,864
Town Sports International Holdings, Inc. (a)	11,510	45,465
Tuniu Corp. Class A sponsored ADR (a)	15,827	129,623
Wendy's Co. (b)	114,174	1,846,194
Wingstop, Inc. (b)	13,218	376,845
Wynn Resorts Ltd. (b)	46,212	5,947,484
		109,972,902
Household Durables - 0.2%
AV Homes, Inc. (a)(b)	10,548	165,340
Bassett Furniture Industries, Inc.	4,646	137,986
Cavco Industries, Inc. (a)	4,103	452,356
Dixie Group, Inc. (a)	3,770	16,023
Flexsteel Industries, Inc.	3,693	187,050
Garmin Ltd. (b)	85,249	4,436,358
GoPro, Inc. Class A (a)(b)	47,479	390,277
Green Brick Partners, Inc. (a)(b)	25,078	248,272
Helen of Troy Ltd. (a)	12,193	1,109,563
Hooker Furniture Corp.	5,310	227,799
iRobot Corp. (a)(b)	12,397	1,149,450
LGI Homes, Inc. (a)(b)	9,315	301,806
Lifetime Brands, Inc.	6,790	124,936
Live Ventures, Inc. (a)	1,151	11,614
Nova LifeStyle, Inc. (a)(b)	8,342	11,262
SGOCO Technology Ltd. (a)	250	331
SodaStream International Ltd. (a)(b)	9,376	496,740
Stanley Furniture Co., Inc.	825	957
Turtle Beach Corp. (a)(b)	21,513	16,533
Universal Electronics, Inc. (a)	6,701	432,885
Vuzix Corp. (a)(b)	9,564	54,993
Zagg, Inc. (a)	13,152	109,819
		10,082,350
Internet & Direct Marketing Retail - 7.9%
1-800-FLOWERS.com, Inc. Class A (a)	21,065	210,650
Amazon.com, Inc. (a)	216,372	215,207,919
CafePress, Inc. (a)	7,596	19,370
Cnova NV (a)	182,614	1,004,377
Ctrip.com International Ltd. ADR (a)(b)	190,457	10,408,475
Duluth Holdings, Inc. (a)(b)	12,742	248,724
Etsy, Inc. (a)(b)	52,895	709,322
EVINE Live, Inc. (a)	37,983	47,859
Expedia, Inc.	62,203	8,943,547
FTD Companies, Inc. (a)	13,270	229,836
Gaia, Inc. Class A (a)	4,419	48,167
Groupon, Inc. (a)(b)	256,369	771,671
HSN, Inc.	23,665	784,495
JD.com, Inc. sponsored ADR (a)	416,106	16,656,723
Lands' End, Inc. (a)(b)	14,667	258,139
Liberty Expedia Holdings, Inc.	27,394	1,429,145
Liberty Interactive Corp.:
(Venture Group) Series A (a)	38,535	2,076,651
QVC Group Series A (a)(b)	194,599	4,565,293
Liberty TripAdvisor Holdings, Inc. (a)	34,506	408,896
MakeMyTrip Ltd. (a)(b)	23,874	763,968
Netflix, Inc. (a)(b)	195,104	31,815,609
NutriSystem, Inc.	13,540	704,757
Overstock.com, Inc. (a)(b)	11,702	164,413
PetMed Express, Inc. (b)	9,333	327,495
Priceline Group, Inc. (a)	22,277	41,815,934
Shutterfly, Inc. (a)	14,949	739,826
TripAdvisor, Inc. (a)(b)	59,815	2,303,476
Trivago NV ADR (b)	13,791	259,547
U.S. Auto Parts Network, Inc. (a)	15,907	48,675
		342,972,959
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)(b)	25,440	576,216
Black Diamond, Inc. (a)(b)	14,880	88,536
Escalade, Inc.	6,771	81,252
Hasbro, Inc. (b)	56,277	5,923,717
JAKKS Pacific, Inc. (a)(b)	11,010	46,242
Johnson Outdoors, Inc. Class A	3,990	171,331
Malibu Boats, Inc. Class A (a)	8,787	213,085
Mattel, Inc.	154,986	3,550,729
MCBC Holdings, Inc. (a)	10,148	195,146
Summer Infant, Inc.(a)	1,750	3,150
		10,849,404
Media - 5.2%
AirMedia Group, Inc. ADR (a)(b)	20,876	35,280
AMC Networks, Inc. Class A (a)(b)	26,788	1,419,228
Beasley Broadcast Group, Inc. Class A	6,549	59,923
Central European Media Enterprises Ltd. Class A (a)(b)	64,971	253,387
Charter Communications, Inc. Class A (a)	121,869	42,111,833
Cinedigm Corp. (a)(b)	1,960	3,371
Comcast Corp. Class A	2,145,306	89,437,807
Cumulus Media, Inc. Class A (a)	7,572	4,308
Daily Journal Corp. (a)(b)	800	168,240
Discovery Communications, Inc.:
Class A (a)(b)	67,034	1,776,401
Class B (a)	715	18,840
Class C (non-vtg.) (a)(b)	105,767	2,731,962
DISH Network Corp. Class A (a)	102,868	6,559,892
Emmis Communications Corp. Class A (a)	7,203	23,482
Global Eagle Entertainment, Inc. (a)(b)	34,932	107,940
Hemisphere Media Group, Inc. (a)(b)	15,780	177,525
Insignia Systems, Inc.	738	760
Liberty Broadband Corp.:
Class A (a)(b)	11,797	1,041,085
Class C (a)	69,474	6,194,997
Liberty Global PLC:
Class A (a)(b)	116,327	3,557,280
Class B (a)	247	7,558
Class C (a)	287,458	8,543,252
LiLAC Class A (a)(b)	31,004	654,494
LiLAC Class C (a)(b)	46,840	981,766
Liberty Media Corp.:
Liberty Braves Class A (a)	7,254	172,065
Liberty Braves Class C (a)	15,077	351,596
Liberty Media Class A (a)(b)	14,749	470,493
Liberty Media Class C (a)(b)	22,205	739,427
Liberty SiriusXM Class A (a)	52,314	2,179,924
Liberty SiriusXM Class C (a)	100,079	4,170,292
Loral Space & Communications Ltd. (a)	13,553	535,344
MDC Partners, Inc. Class A	25,894	214,920
National CineMedia, Inc.	29,533	214,705
News Corp.:
Class A	174,211	2,330,943
Class B	89,306	1,223,492
Nexstar Broadcasting Group, Inc. Class A (b)	20,945	1,198,054
Reading International, Inc. Class A (a)	11,781	188,025
Salem Communications Corp. Class A	10,029	68,699
Scholastic Corp.	15,677	666,743
Scripps Networks Interactive, Inc. Class A (b)	42,857	2,837,991
Sinclair Broadcast Group, Inc. Class A (b)	34,411	1,114,916
Sirius XM Holdings, Inc. (b)	2,135,891	11,213,428
tronc, Inc. (a)	15,337	172,081
Twenty-First Century Fox, Inc.:
Class A	478,764	12,984,080
Class B	360,144	9,687,874
Urban One, Inc. Class D (non-vtg.) (a)	18,618	37,236
Viacom, Inc.:
Class A (b)	23,531	903,590
Class B (non-vtg.)	156,265	5,436,459
Videocon d2h Ltd. sponsored ADR (a)	21,480	219,955
VisionChina Media, Inc. ADR (a)	1,079	2,449
Wecast Network, Inc. (a)(b)	29,569	78,062
WPP PLC ADR (b)	6,824	769,270
		226,052,724
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	106,828	8,300,536
Fred's, Inc. Class A (b)	17,232	237,112
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	27,852	1,146,110
Sears Canada, Inc. (a)(b)	29,750	28,410
Sears Holdings Corp. (a)(b)	48,771	360,418
The Bon-Ton Stores, Inc. (a)(b)	5,468	2,679
Tuesday Morning Corp. (a)(b)	14,954	25,422
		10,100,687
Specialty Retail - 1.2%
America's Car Mart, Inc. (a)(b)	3,745	135,382
Ascena Retail Group, Inc. (a)(b)	83,258	147,367
bebe stores, Inc. (a)(b)	5,582	29,975
Bed Bath & Beyond, Inc. (b)	66,635	2,292,910
Big 5 Sporting Goods Corp. (b)	10,410	144,699
Citi Trends, Inc.	7,084	129,283
Conn's, Inc. (a)(b)	13,906	237,793
DavidsTea, Inc. (a)(b)	13,680	84,132
Destination Maternity Corp. (a)	6,011	26,148
Destination XL Group, Inc. (a)(b)	28,678	68,827
Finish Line, Inc. Class A	20,105	283,682
Five Below, Inc. (a)(b)	24,999	1,282,449
Francesca's Holdings Corp. (a)	15,011	190,039
Hibbett Sports, Inc. (a)(b)	11,383	264,086
Kirkland's, Inc. (a)	8,678	78,536
Michaels Companies, Inc. (a)	85,396	1,650,705
Monro Muffler Brake, Inc. (b)	15,072	747,571
O'Reilly Automotive, Inc. (a)(b)	41,492	10,044,383
Office Depot, Inc.	251,308	1,284,184
Perfumania Holdings, Inc. (a)	1,858	2,731
Rent-A-Center, Inc. (b)	23,631	269,630
Ross Stores, Inc.	178,570	11,414,194
Sears Hometown & Outlet Stores, Inc. (a)(b)	12,081	36,847
Select Comfort Corp. (a)(b)	18,727	539,338
Shagrir Group Vehicle Services Ltd.	902	4,254
Shoe Carnival, Inc.	7,474	152,843
Sportsman's Warehouse Holdings, Inc. (a)(b)	20,413	119,008
Staples, Inc.	296,678	2,693,836
Stein Mart, Inc. (b)	15,416	22,507
Tandy Leather Factory, Inc. (a)	5,773	49,071
The Children's Place Retail Stores, Inc. (b)	8,488	918,402
Tile Shop Holdings, Inc. (b)	23,711	465,921
Tractor Supply Co. (b)	59,132	3,261,130
Trans World Entertainment Corp. (a)	6,821	11,596
TravelCenters of America LLC (a)	16,708	68,503
Ulta Beauty, Inc. (a)	28,133	8,576,064
Urban Outfitters, Inc. (a)(b)	52,920	998,600
West Marine, Inc.	13,095	128,724
Winmark Corp.	2,149	263,253
Zumiez, Inc. (a)(b)	11,357	161,837
		49,280,440
Textiles, Apparel & Luxury Goods - 0.2%
Charles & Colvard Ltd. (a)	4,097	3,605
Cherokee, Inc. (a)	5,099	42,067
Columbia Sportswear Co.	32,274	1,751,833
Crocs, Inc. (a)	36,619	250,108
Crown Crafts, Inc.	6,819	51,483
Differential Brands Group, Inc. (a)	3,423	6,333
Fossil Group, Inc. (a)(b)	21,993	236,865
G-III Apparel Group Ltd. (a)(b)	21,591	422,536
Iconix Brand Group, Inc. (a)(b)	29,289	175,441
Kingold Jewelry, Inc. (a)(b)	26,949	47,161
Lakeland Industries, Inc. (a)	4,094	47,081
lululemon athletica, Inc. (a)(b)	57,354	2,768,478
Perry Ellis International, Inc. (a)	7,163	131,369
Rocky Brands, Inc.	4,822	68,714
Sequential Brands Group, Inc. (a)(b)	29,466	94,586
Steven Madden Ltd. (a)	27,034	1,061,085
Superior Uniform Group, Inc.	7,064	136,335
Vera Bradley, Inc. (a)(b)	18,019	169,559
		7,464,639

TOTAL CONSUMER DISCRETIONARY		811,645,136

CONSUMER STAPLES - 4.8%
Beverages - 0.4%
Coca-Cola Bottling Co. Consolidated (b)	3,260	742,432
Craft Brew Alliance, Inc. (a)(b)	9,106	152,070
MGP Ingredients, Inc. (b)	7,508	384,485
Monster Beverage Corp. (a)	259,156	13,102,927
National Beverage Corp. (b)	21,148	2,029,151
New Age Beverages Corp. (b)	14,671	84,212
Primo Water Corp. (a)	18,495	227,304
		16,722,581
Food & Staples Retailing - 2.1%
Andersons, Inc.	12,691	445,454
Casey's General Stores, Inc. (b)	17,962	2,090,597
Chefs' Warehouse Holdings (a)(b)	11,183	169,422
China Jo-Jo Drugstores, Inc. (a)	8,777	15,184
Costco Wholesale Corp.	198,835	35,875,799
G Willi-Food International Ltd.	4,242	27,658
Ingles Markets, Inc. Class A	6,034	220,844
PriceSmart, Inc. (b)	14,193	1,252,532
SpartanNash Co.	18,179	541,734
Sprouts Farmers Market LLC (a)(b)	67,725	1,622,691
United Natural Foods, Inc. (a)(b)	23,087	922,095
Village Super Market, Inc. Class A	5,834	145,150
Walgreens Boots Alliance, Inc.	489,057	39,623,398
Whole Foods Market, Inc.	144,291	5,048,742
		88,001,300
Food Products - 2.3%
Alico, Inc. (b)	4,470	133,877
Blue Buffalo Pet Products, Inc. (a)(b)	89,138	2,093,852
Bridgford Foods Corp. (a)	433	6,036
Cal-Maine Foods, Inc. (b)	20,279	754,379
Calavo Growers, Inc. (b)	7,898	534,695
Farmer Brothers Co. (a)(b)	8,092	242,760
Freshpet, Inc. (a)(b)	16,233	246,742
Hostess Brands, Inc. Class A (a)(b)	44,106	694,228
Inventure Foods, Inc. (a)(b)	6,705	28,496
J&J Snack Foods Corp. (b)	8,414	1,094,661
John B. Sanfilippo & Son, Inc. (b)	4,307	278,964
Lancaster Colony Corp.	12,339	1,527,938
Landec Corp. (a)	16,245	227,430
Lifeway Foods, Inc. (a)	9,366	91,974
Limoneira Co. (b)	6,162	113,566
Mondelez International, Inc.	691,891	32,235,202
Origin Agritech Ltd. (a)(b)	10,619	16,035
Pilgrim's Pride Corp. (b)	112,574	2,619,597
Pingtan Marine Enterprise Ltd. (b)	37,129	112,872
S&W Seed Co. (a)(b)	13,485	54,614
Sanderson Farms, Inc. (b)	10,141	1,203,737
Seneca Foods Corp. Class A (a)	5,202	160,222
SkyPeople Fruit Juice, Inc. (a)(b)	213	573
Snyders-Lance, Inc. (b)	43,412	1,595,391
SunOpta, Inc. (a)(b)	43,219	401,937
The Hain Celestial Group, Inc. (a)	46,847	1,636,366
The Kraft Heinz Co.	552,015	50,895,783
		99,001,927
Household Products - 0.0%
Central Garden & Pet Co. (a)(b)	2,568	76,835
Central Garden & Pet Co. Class A (non-vtg.) (a)	20,678	597,801
WD-40 Co. (b)	6,602	697,831
		1,372,467
Personal Products - 0.0%
Inter Parfums, Inc.	14,423	501,920
LifeVantage Corp. (a)(b)	4,117	16,427
Mannatech, Inc.	1,439	21,009
Natural Alternatives International, Inc. (a)	3,874	41,839
Natural Health Trends Corp. (b)	5,170	144,036
Nature's Sunshine Products, Inc.	9,832	124,375
Neptune Technologies & Bioressources, Inc. (a)(b)	39,978	44,392
Nutraceutical International Corp.	4,884	203,907
Reliv International, Inc. (a)	131	1,027
The Female Health Co. (a)	6,933	8,112
United-Guardian, Inc.	2,237	34,674
		1,141,718

TOTAL CONSUMER STAPLES		206,239,993

ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Archrock Partners LP	29,115	450,991
CSI Compressco LP	12,448	68,464
Dawson Geophysical Co. (a)(b)	7,613	29,310
ENGlobal Corp. (a)	12,532	15,164
Geospace Technologies Corp. (a)(b)	5,591	83,809
Gulf Island Fabrication, Inc.	9,354	86,525
Mammoth Energy Services, Inc. (b)	18,016	327,351
Matrix Service Co. (a)	12,700	103,505
Mitcham Industries, Inc. (a)	6,441	25,571
Ocean Rig UDW, Inc. (United States) (a)	54,499	10,900
Patterson-UTI Energy, Inc.	94,598	2,016,829
PHI, Inc. (non-vtg.) (a)	6,839	60,867
Profire Energy, Inc. (a)(b)	22,102	32,048
RigNet, Inc. (a)(b)	7,072	118,456
SAExploration Holdings, Inc. (b)	7,848	25,349
SAExploration Holdings, Inc.:
warrants 7/27/21 (c)	30	8
warrants 7/27/21 (c)	30	11
Synthesis Energy Systems, Inc. (a)(b)	62,220	44,456
Tesco Corp. (a)	24,826	115,441
		3,615,055
Oil, Gas & Consumable Fuels - 0.4%
Abraxas Petroleum Corp. (a)	86,772	159,660
Aemetis, Inc. (a)(b)	5,390	8,732
Alliance Holdings GP, LP	27,377	775,043
Alliance Resource Partners LP	33,786	726,399
Amplify Energy Corp. (a)	165	2,285
Amplify Energy Corp. warrants 5/4/22	717	0
Amyris, Inc. (a)(b)	119,777	31,022
Approach Resources, Inc. (a)(b)	47,137	119,728
Blueknight Energy Partners LP	20,466	142,239
Calumet Specialty Products Partners LP (a)	38,959	151,940
Capital Product Partners LP	60,661	202,001
Carrizo Oil & Gas, Inc. (a)(b)	29,344	643,807
Centennial Resource Development, Inc. Class A (b)	94,162	1,467,986
Clean Energy Fuels Corp. (a)(b)	69,755	163,227
Diamondback Energy, Inc. (a)	40,525	3,759,099
Dorchester Minerals LP	14,797	241,931
Energy XXI Gulf Coast, Inc. (a)	15,404	400,966
EV Energy Partners LP (a)	19,111	19,684
Extraction Oil & Gas, Inc. (b)	76,884	1,094,828
Gevo, Inc. (a)(b)	2,306	1,635
Golar LNG Ltd. (b)	41,832	973,221
Golar LNG Partners LP	19,818	391,604
Green Plains Partners LP	7,983	148,883
Green Plains, Inc.	17,381	371,084
Gulfport Energy Corp. (a)	82,732	1,187,204
Hallador Energy Co.	17,391	127,824
Hongli Clean Energy Technologies Corp. (a)(b)	448	2,074
Isramco, Inc. (a)(b)	1,150	122,763
Legacy Reserves LP (a)	37,976	76,712
Lonestar Resources U.S., Inc. (a)(b)	8,876	39,409
Marine Petroleum Trust	339	1,312
Martin Midstream Partners LP	17,162	312,348
Mid-Con Energy Partners LP (a)	14,219	26,447
Pacific Ethanol, Inc. (a)	18,137	107,008
PDC Energy, Inc. (a)	29,048	1,442,524
Penn Virginia Corp. (a)	7,324	313,467
PennTex Midstream Partners LP	10,430	207,870
PrimeEnergy Corp. (a)	333	14,585
Ramaco Resources, Inc. (b)	18,905	118,723
Renewable Energy Group, Inc. (a)(b)	21,390	241,707
Rex Energy Corp. (a)	4,959	14,431
StealthGas, Inc. (a)	17,223	56,664
Tellurian, Inc. (a)(b)	91,157	1,001,815
Torchlight Energy Resources, Inc. (a)(b)	26,806	36,992
TransGlobe Energy Corp. (a)(b)	31,199	45,268
U.S. Energy Corp. (a)	529	402
Ultra Petroleum Corp. (a)	88,318	995,344
Uranium Resources, Inc. (a)(b)	11,627	18,138
Vertex Energy, Inc. (a)(b)	16,128	16,128
Viper Energy Partners LP	44,321	754,343
Westmoreland Coal Co. (a)	10,580	69,511
Zion Oil & Gas, Inc. (a)	18,712	25,823
		19,373,840

TOTAL ENERGY		22,988,895

FINANCIALS - 6.5%
Banks - 3.1%
1st Constitution Bancorp	4,489	77,660
1st Source Corp.	11,812	538,037
Access National Corp. (b)	9,903	277,185
ACNB Corp.	3,366	95,090
Allegiance Bancshares, Inc. (a)	5,819	225,486
American National Bankshares, Inc.	4,129	143,896
American River Bankshares	3,241	44,823
Ameris Bancorp	15,252	661,174
Ames National Corp. (b)	5,374	159,339
Anchor Bancorp (a)	1,825	45,625
Arrow Financial Corp.	7,628	241,426
Atlantic Capital Bancshares, Inc. (a)	12,229	226,848
BancFirst Corp.	7,204	680,418
Bancorp, Inc., Delaware (a)	24,909	152,443
Bank of Commerce Holdings	7,378	80,051
Bank of Marin Bancorp	3,110	186,445
Bank of the Ozarks, Inc. (b)	54,274	2,398,911
Bankwell Financial Group, Inc.	3,662	113,632
Banner Corp.	15,905	853,939
BCB Bancorp, Inc.	6,086	95,550
Blue Hills Bancorp, Inc.	15,385	276,930
BNC Bancorp (b)	22,958	724,325
BOK Financial Corp. (b)	29,854	2,404,143
Boston Private Financial Holdings, Inc.	39,793	576,999
Bridge Bancorp, Inc.	11,062	367,812
Brookline Bancorp, Inc., Delaware	34,529	476,500
Bryn Mawr Bank Corp. (b)	7,262	296,653
C & F Financial Corp.	2,114	101,789
California First National Bancorp	3,963	67,965
Camden National Corp.	7,154	287,591
Capital Bank Financial Corp. Series A	15,433	572,564
Capital City Bank Group, Inc.	7,950	149,142
Capstar Financial Holdings, Inc.	6,241	112,213
Carolina Financial Corp.	8,494	254,310
Cathay General Bancorp (b)	33,877	1,202,634
Centerstate Banks of Florida, Inc.	21,923	527,029
Central Valley Community Bancorp	5,892	123,025
Centrue Financial Corp. (a)	3,532	94,481
Century Bancorp, Inc. Class A (non-vtg.)	2,118	126,551
Chemical Financial Corp. (b)	31,714	1,426,179
Chemung Financial Corp.	2,630	98,835
Citizens & Northern Corp.	6,555	146,111
Citizens Holding Co.	1,328	31,540
City Holding Co.	6,951	438,539
Civista Bancshares, Inc.	5,014	98,776
CNB Financial Corp., Pennsylvania	7,710	161,679
CoBiz, Inc.	22,820	359,187
Codorus Valley Bancorp, Inc.	3,966	102,323
Colony Bankcorp, Inc.	3,020	40,770
Columbia Banking Systems, Inc. (b)	25,988	954,019
Commerce Bancshares, Inc.	45,492	2,435,187
Commerce Union Bancshares, Inc. (b)	3,740	80,410
Community Bank System, Inc.	1,917	103,058
Community Bankers Trust Corp. (a)	15,166	124,361
Community Trust Bancorp, Inc.	8,447	350,551
ConnectOne Bancorp, Inc. (b)	12,993	283,247
County Bancorp, Inc.	3,768	93,296
CU Bancorp (a)	7,891	284,076
CVB Financial Corp. (b)	48,304	980,571
DNB Financial Corp.	2,276	72,377
Eagle Bancorp Montana, Inc.	2,037	37,685
Eagle Bancorp, Inc. (a)	15,558	887,584
East West Bancorp, Inc.	64,153	3,511,094
Eastern Virginia Bankshares, Inc.	6,836	74,239
Enterprise Bancorp, Inc.	5,466	163,980
Enterprise Financial Services Corp.	9,702	389,050
Equity Bancshares, Inc. (a)	4,963	147,600
Farmers Capital Bank Corp.	3,705	141,531
Farmers National Banc Corp.	12,776	173,115
Fidelity Southern Corp.	11,274	241,151
Fifth Third Bancorp	337,335	8,008,333
Financial Institutions, Inc.	8,552	262,119
First Bancorp, North Carolina	11,251	312,328
First Bancshares, Inc.	5,377	150,287
First Bank Hamilton New Jersey	4,892	56,992
First Busey Corp.	19,745	560,561
First Business Finance Services, Inc.	5,179	118,340
First Citizen Bancshares, Inc.	5,011	1,660,645
First Community Bancshares, Inc.	7,824	199,512
First Community Corp.	820	17,712
First Community Financial Partners, Inc. (a)	9,860	123,250
First Connecticut Bancorp, Inc.	7,295	182,740
First Financial Bancorp, Ohio	28,332	709,717
First Financial Bankshares, Inc. (b)	30,595	1,170,259
First Financial Corp., Indiana	6,343	288,924
First Financial Northwest, Inc.	5,694	91,218
First Foundation, Inc. (a)	14,511	222,454
First Hawaiian, Inc.	63,989	1,763,537
First Internet Bancorp	3,646	94,067
First Interstate Bancsystem, Inc.	16,302	568,940
First Merchants Corp.	18,226	723,390
First Mid-Illinois Bancshares, Inc.	6,319	209,159
First Midwest Bancorp, Inc., Delaware	45,170	1,000,967
First Northwest Bancorp (a)	7,634	124,587
First of Long Island Corp.	11,032	299,519
First South Bancorp, Inc., Virginia	5,689	80,841
First United Corp. (a)	2,180	32,700
Flushing Financial Corp.	17,393	483,178
Fulton Financial Corp. (b)	73,548	1,287,090
German American Bancorp, Inc. (b)	11,445	355,367
Glacier Bancorp, Inc. (b)	34,797	1,122,551
Great Southern Bancorp, Inc.	7,846	384,062
Green Bancorp, Inc. (a)	16,697	318,078
Grupo Financiero Galicia SA sponsored ADR (b)	22,107	985,088
Guaranty Bancorp	12,855	324,589
Hancock Holding Co.	37,171	1,717,300
Hanmi Financial Corp.	14,806	393,840
HarborOne Bancorp, Inc. (b)	16,556	324,829
Hawthorn Bancshares, Inc.	705	14,382
Heartland Financial U.S.A., Inc.	12,293	551,341
Heritage Commerce Corp.	20,216	272,107
Heritage Financial Corp., Washington	14,587	347,900
Home Bancshares, Inc. (b)	64,004	1,498,334
HomeTrust Bancshares, Inc. (a)	8,698	215,276
Hope Bancorp, Inc.	60,311	1,050,015
Horizon Bancorp Industries	10,494	266,967
Howard Bancorp, Inc. (a)	5,597	105,783
Huntington Bancshares, Inc.	485,947	6,093,775
IBERIABANK Corp.	23,110	1,784,092
Independent Bank Corp.	10,081	205,148
Independent Bank Corp., Massachusetts (b)	11,971	723,647
Independent Bank Group, Inc. (b)	12,974	727,841
International Bancshares Corp.	30,819	1,021,650
Investar Holding Corp.	4,761	103,790
Investors Bancorp, Inc. (b)	136,372	1,804,202
Lakeland Bancorp, Inc.	21,106	395,738
Lakeland Financial Corp.	11,250	477,338
Landmark Bancorp, Inc.	1,447	44,134
LCNB Corp.	5,803	113,449
LegacyTexas Financial Group, Inc.	20,571	724,511
Live Oak Bancshares, Inc. (b)	13,666	334,134
Macatawa Bank Corp.	20,922	193,319
MainSource Financial Group, Inc.	10,681	345,851
MB Financial, Inc.	36,646	1,509,082
MBT Financial Corp.	12,972	131,666
Mercantile Bank Corp.	7,756	240,979
Midland States Bancorp, Inc. (b)	6,885	240,562
MidWestOne Financial Group, Inc.	5,683	196,802
MutualFirst Financial, Inc.	3,641	122,702
National Bankshares, Inc. (b)	3,435	138,431
National Commerce Corp. (a)	5,765	215,323
NBT Bancorp, Inc.	20,599	723,849
Nicolet Bankshares, Inc. (a)	5,593	278,420
Northeast Bancorp	4,436	85,837
Northrim Bancorp, Inc.	4,554	135,254
Norwood Financial Corp.	2,075	80,718
Oak Valley Bancorp Oakdale California	1,916	27,341
Ohio Valley Banc Corp.	1,615	55,152
Old Line Bancshares, Inc.	5,575	156,100
Old National Bancorp, Indiana	61,385	969,883
Old Point Financial Corp.	2,751	80,604
Old Second Bancorp, Inc.	12,946	150,174
Opus Bank	16,310	350,665
Orrstown Financial Services, Inc.	5,165	108,982
Pacific Continental Corp.	10,158	239,221
Pacific Mercantile Bancorp (a)	11,962	92,107
Pacific Premier Bancorp, Inc. (a)	17,207	585,038
PacWest Bancorp	53,919	2,516,400
Park Sterling Corp.	26,964	313,052
Parke Bancorp, Inc.	4,186	86,650
Patriot National Bancorp, Inc. (a)	1,723	27,137
Peapack-Gladstone Financial Corp.	7,652	232,544
Penns Woods Bancorp, Inc.	2,428	95,906
People's Utah Bancorp	9,425	241,280
Peoples Bancorp of North Carolina	2,554	70,056
Peoples Bancorp, Inc.	9,268	280,357
Peoples Financial Services Corp.	3,750	147,450
Peoples United Financial, Inc.	135,332	2,242,451
Pinnacle Financial Partners, Inc. (b)	22,210	1,335,932
Popular, Inc.	46,567	1,732,292
Preferred Bank, Los Angeles	6,313	315,082
Premier Financial Bancorp, Inc.	5,570	110,063
PrivateBancorp, Inc.	35,255	2,100,845
QCR Holdings, Inc.	6,946	304,235
Randolph Bancorp, Inc.	3,346	49,019
Renasant Corp.	19,707	787,295
Republic Bancorp, Inc., Kentucky Class A	10,040	348,187
Republic First Bancorp, Inc. (a)(b)	24,918	220,524
Royal Bancshares of Pennsylvania, Inc. Class A (a)	18,156	74,076
S&T Bancorp, Inc.	17,324	578,102
Salisbury Bancorp, Inc.	1,410	56,541
Sandy Spring Bancorp, Inc.	11,613	445,591
SB Financial Group, Inc.	2,487	42,851
Seacoast Banking Corp., Florida (a)	17,472	394,168
Select Bancorp, Inc. New (a)	7,215	86,003
ServisFirst Bancshares, Inc. (b)	24,022	822,513
Shore Bancshares, Inc.	6,024	95,962
Sierra Bancorp	7,037	169,099
Signature Bank (a)	24,500	3,503,990
Simmons First National Corp. Class A (b)	14,497	735,723
SmartFinancial, Inc. (a)	4,760	111,527
Sound Financial Bancorp, Inc.	613	18,237
South State Corp.	13,147	1,092,516
Southern First Bancshares, Inc. (a)	3,716	127,087
Southern National Bancorp of Virginia, Inc.	7,461	127,658
Southside Bancshares, Inc. (b)	14,304	465,738
Southwest Bancorp, Inc., Oklahoma	8,993	221,228
State Bank Financial Corp.	19,172	486,010
Stock Yards Bancorp, Inc.	11,078	401,024
Stonegate Bank	6,147	278,090
Summit Financial Group, Inc.	6,928	149,922
Summit State Bank	1,296	16,589
Sun Bancorp, Inc.	9,248	228,888
Sunshine Bancorp, Inc. (a)	4,404	97,108
Sussex Bancorp (b)	2,339	58,709
SVB Financial Group (a)	23,375	3,985,438
Texas Capital Bancshares, Inc. (a)	22,038	1,617,589
The First Bancorp, Inc.	5,070	127,409
TowneBank (b)	28,556	828,124
Trico Bancshares	11,375	396,760
TriState Capital Holdings, Inc. (a)	12,723	295,174
Triumph Bancorp, Inc. (a)	7,375	168,150
Trustmark Corp. (b)	28,877	878,150
Two River Bancorp	4,812	76,511
UMB Financial Corp.	22,444	1,571,753
Umpqua Holdings Corp.	96,462	1,634,549
Union Bankshares Corp.	20,139	676,670
Union Bankshares, Inc. (b)	2,141	85,533
United Bankshares, Inc., West Virginia (b)	46,820	1,790,865
United Community Bank, Inc.	31,435	810,080
United Security Bancshares, Inc.	3,330	37,796
United Security Bancshares, California	2,705	25,427
Unity Bancorp, Inc.	5,218	83,227
Univest Corp. of Pennsylvania (b)	12,949	356,745
Veritex Holdings, Inc.(a)	6,811	177,086
Washington Trust Bancorp, Inc.	8,416	402,285
WashingtonFirst Bankshares, Inc.	6,548	214,905
Wellesley Bancorp, Inc.	1,635	45,780
WesBanco, Inc.	19,107	710,016
West Bancorp., Inc.	8,995	197,440
Westamerica Bancorp. (b)	12,396	636,039
Wintrust Financial Corp.	23,286	1,601,145
Xenith Bankshares, Inc. (a)	10,745	329,979
Zions Bancorporation	87,803	3,518,266
		131,252,039
Capital Markets - 1.7%
180 Degree Capital Corp. (a)(b)	25,941	40,209
American Capital Senior Floating Ltd.	6,994	91,621
B. Riley Financial, Inc. (b)	9,580	144,179
BGC Partners, Inc. Class A	114,706	1,352,384
Capital Southwest Corp.	11,622	183,744
Capitala Finance Corp.	9,210	124,519
Carlyle Group LP	40,069	707,218
CBOE Holdings, Inc. (b)	36,763	3,175,220
CM Finance, Inc.	11,999	124,790
CME Group, Inc.	153,873	18,047,764
Cowen Group, Inc. Class A (a)(b)	12,712	191,316
Diamond Hill Investment Group, Inc.	1,869	377,949
E*TRADE Financial Corp. (a)	124,674	4,314,967
FBR & Co.	4,327	76,588
Fifth Street Asset Management, Inc. Class A (b)	11,457	42,964
Financial Engines, Inc. (b)	28,680	1,086,972
Global Brokerage, Inc. Class A (a)(b)	3,796	7,592
Hamilton Lane, Inc. Class A	9,226	186,642
Harvest Capital Credit Corp.	5,062	66,515
Hennessy Advisors, Inc. (b)	4,537	65,242
Horizon Technology Finance Corp. (b)	6,875	75,625
iFresh, Inc. (a)	3,145	40,571
Interactive Brokers Group, Inc. (b)	30,778	1,073,537
INTL FCStone, Inc. (a)	11,667	403,212
LPL Financial	41,006	1,596,364
MarketAxess Holdings, Inc.	17,022	3,244,053
Morningstar, Inc.	20,575	1,505,679
Newtek Business Services Corp. (b)	11,116	188,083
Northern Trust Corp.	103,588	9,057,735
Paragon Commercial Corp.	3,289	167,213
SEI Investments Co.	72,721	3,642,595
Siebert Financial Corp.	2,067	8,351
Silvercrest Asset Management Group Class A	5,999	73,488
T. Rowe Price Group, Inc. (b)	110,505	7,783,972
TD Ameritrade Holding Corp.	239,620	8,952,203
The NASDAQ OMX Group, Inc.	74,715	5,054,470
TheStreet.com, Inc. (a)	8,907	8,284
U.S. Global Investments, Inc. Class A	870	1,279
Value Line, Inc. (b)	1,458	25,413
Virtu Financial, Inc. Class A (b)	18,401	299,936
Virtus Investment Partners, Inc. (b)	3,303	332,612
Wins Finance Holdings, Inc. (a)(b)	9,151	172,679
WisdomTree Investments, Inc. (b)	61,956	589,202
Yintech Investment Holdings Ltd. sponsored ADR (b)	5,350	53,714
		74,758,665
Consumer Finance - 0.2%
Asta Funding, Inc. (a)	7,175	46,638
Atlanticus Holdings Corp. (a)	2,291	5,430
Consumer Portfolio Services, Inc. (a)	11,810	49,366
Credit Acceptance Corp. (a)(b)	8,896	1,912,818
Encore Capital Group, Inc. (a)(b)	11,714	424,047
EZCORP, Inc. (non-vtg.) Class A (a)	23,324	198,254
Navient Corp.	129,504	1,868,743
Nicholas Financial, Inc. (a)	4,973	41,823
PRA Group, Inc. (a)(b)	21,378	743,954
SLM Corp. (a)	194,844	2,024,429
World Acceptance Corp. (a)(b)	3,858	301,387
		7,616,889
Diversified Financial Services - 0.1%
A-Mark Precious Metals, Inc.	3,619	58,736
Ability, Inc. (a)	4,624	2,728
Bioverativ, Inc.	48,907	2,694,287
Boulevard Acquisition Corp. II (a)	19,656	196,560
China Commercial Credit, Inc. (a)(b)	11,141	26,627
Double Eagle Acquisition Corp. (a)	3,477	34,770
GDS Holdings Ltd. ADR	9,856	76,483
Harmony Merger Corp. (a)(b)	2,078	21,279
Marlin Business Services Corp.	7,008	177,653
NCS Multistage Holdings, Inc.	20,000	524,800
NewStar Financial, Inc.	18,384	163,434
PICO Holdings, Inc. (a)	11,230	183,611
Quantenna Communications, Inc. (b)	14,885	284,601
Ra Pharmaceuticals, Inc.	10,044	241,257
Silver Run Acquisition Corp. II Class A (a)	35,972	356,123
Smart Sand, Inc. (b)	18,093	176,226
Tiptree, Inc.	15,939	96,431
Varex Imaging Corp. (a)(b)	16,990	583,607
		5,899,213
Insurance - 0.9%
1347 Property Insurance Holdings, Inc. (a)	2,663	19,706
AMBAC Financial Group, Inc. (a)	19,885	328,500
American National Insurance Co.	13,183	1,549,398
Amerisafe, Inc.	8,938	462,988
AmTrust Financial Services, Inc. (b)	77,516	1,018,560
Arch Capital Group Ltd. (a)	55,109	5,359,350
Argo Group International Holdings, Ltd.	13,568	839,859
Atlas Financial Holdings, Inc. (a)	5,400	81,000
Baldwin & Lyons, Inc. Class B	7,826	186,259
Cincinnati Financial Corp.	74,386	5,212,971
CNinsure, Inc. ADR	19,108	175,411
Conifer Holdings, Inc. (a)	3,170	22,983
Donegal Group, Inc. Class A	14,111	221,402
eHealth, Inc. (a)	8,272	151,543
EMC Insurance Group	11,767	319,121
Enstar Group Ltd. (a)(b)	7,519	1,410,940
Erie Indemnity Co. Class A	21,887	2,577,632
Federated National Holding Co.	7,880	123,874
Global Indemnity Ltd. (a)	7,177	272,798
Greenlight Capital Re, Ltd. (a)(b)	14,412	296,887
Hallmark Financial Services, Inc. (a)	8,020	83,007
Health Insurance Innovations, Inc. (a)(b)	5,343	118,882
Infinity Property & Casualty Corp.	5,071	485,548
Investors Title Co.	888	165,985
James River Group Holdings Ltd.	13,807	547,309
Kingstone Companies, Inc.	5,340	78,231
Kinsale Capital Group, Inc.	10,091	365,698
Maiden Holdings Ltd.	40,022	422,232
National General Holdings Corp.	48,506	1,065,192
National Western Life Group, Inc. (b)	1,585	486,833
Navigators Group, Inc.	14,214	753,342
Oxbridge Re Holdings Ltd.	1,344	7,526
Safety Insurance Group, Inc.	7,590	505,115
Selective Insurance Group, Inc. (b)	26,360	1,346,996
State Auto Financial Corp.	21,085	524,173
State National Companies, Inc.	20,235	355,529
Trupanion, Inc. (a)(b)	14,015	285,065
Unico American Corp. (a)	912	8,755
United Fire Group, Inc.	11,808	510,696
United Insurance Holdings Corp.	20,618	334,630
Willis Group Holdings PLC	61,172	8,969,650
WMI Holdings Corp. (a)(b)	102,943	113,237
		38,164,813
Mortgage Real Estate Investment Trusts - 0.1%
Agnc Investment Corp.	157,561	3,275,693
American Capital Mortgage Investment Corp.	22,010	401,683
CIM Commercial Trust Corp.	29,458	465,436
Manhattan Bridge Capital, Inc.	5,249	27,295
New York Mortgage Trust, Inc. (b)	51,214	318,551
		4,488,658
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	7,649	375,566
Thrifts & Mortgage Finance - 0.4%
America First Tax Exempt Investors LP	34,610	202,469
ASB Bancorp, Inc. (a)	1,802	72,981
Bank Mutual Corp.	28,158	249,198
BankFinancial Corp.	9,953	146,110
Bear State Financial, Inc.	19,824	173,262
Beneficial Bancorp, Inc.	38,204	559,689
BofI Holding, Inc. (a)(b)	28,956	642,823
BSB Bancorp, Inc. (a)	5,774	167,446
Capitol Federal Financial, Inc. (b)	64,303	888,667
Carver Bancorp, Inc. (a)	695	2,495
Charter Financial Corp.	7,995	143,111
Citizens Community Bancorp, Inc.	3,987	55,579
Clifton Bancorp, Inc.	15,654	254,378
Coastway Bancorp, Inc. (a)	2,959	60,660
Dime Community Bancshares, Inc.	18,614	353,666
Entegra Financial Corp. (a)	4,726	112,243
ESSA Bancorp, Inc.	8,057	117,229
First Capital, Inc.	744	23,510
First Defiance Financial Corp.	5,050	263,105
Hingham Institution for Savings	1,113	196,155
HMN Financial, Inc. (a)	448	7,885
Home Bancorp, Inc.	4,004	139,339
HomeStreet, Inc. (a)	13,029	349,177
HopFed Bancorp, Inc.	3,975	57,757
Kearny Financial Corp.	41,542	579,511
Lake Shore Bancorp, Inc.	812	12,708
Lendingtree, Inc. (a)(b)	5,360	834,016
Malvern Bancorp, Inc. (a)	4,668	102,229
Meridian Bancorp, Inc. Maryland	28,244	457,553
Meta Financial Group, Inc.	4,207	360,119
MMA Capital Management, LLC (a)	4,591	105,593
NMI Holdings, Inc. (a)	28,030	291,512
Northfield Bancorp, Inc. (b)	23,974	394,612
Northwest Bancshares, Inc. (b)	46,959	722,699
OceanFirst Financial Corp.	14,467	383,376
Oritani Financial Corp. (b)	26,552	439,436
PB Bancorp, Inc.	4,855	50,249
Provident Financial Holdings, Inc.	8,181	155,439
Prudential Bancorp, Inc.	6,580	121,006
Riverview Bancorp, Inc.	11,994	81,799
Severn Bancorp, Inc. (a)	677	4,773
SI Financial Group, Inc.	10,586	158,790
Southern Missouri Bancorp, Inc.	3,990	125,286
Territorial Bancorp, Inc.	6,768	203,446
TFS Financial Corp.	132,895	2,075,820
Timberland Bancorp, Inc.	5,100	115,872
Trustco Bank Corp., New York	48,466	356,225
United Community Financial Corp.	22,473	177,761
United Financial Bancorp, Inc. New	24,301	393,433
Washington Federal, Inc.	39,230	1,253,399
Waterstone Financial, Inc.	18,772	354,791
Westfield Financial, Inc.	14,410	143,380
WSFS Financial Corp.	14,463	637,818
		16,331,585

TOTAL FINANCIALS		278,887,428

HEALTH CARE - 11.8%
Biotechnology - 7.2%
Abeona Therapeutics, Inc. (a)(b)	17,245	92,261
AC Immune SA (b)	25,953	230,982
ACADIA Pharmaceuticals, Inc. (a)(b)	54,561	1,402,763
Acceleron Pharma, Inc. (a)(b)	17,424	444,486
Achillion Pharmaceuticals, Inc. (a)(b)	60,881	270,920
Acorda Therapeutics, Inc. (a)	21,477	296,383
Adamas Pharmaceuticals, Inc. (a)(b)	9,300	143,034
Adaptimmune Therapeutics PLC sponsored ADR (a)	13,732	72,505
ADMA Biologics, Inc. (a)(b)	4,173	15,440
Aduro Biotech, Inc. (a)	32,110	321,100
Advanced Accelerator Applications SA sponsored ADR (a)(b)	18,667	705,239
Advaxis, Inc. (a)(b)	13,731	110,809
Adverum Biotechnologies, Inc. (a)(b)	17,955	45,785
Aeglea BioTherapeutics, Inc. (a)	6,942	29,295
AEterna Zentaris, Inc. (a)	7,447	8,104
Aevi Genomic Medicine, Inc. (a)(b)	16,242	17,379
Affimed NV (a)(b)	18,764	41,281
Agenus, Inc. (a)(b)	39,702	131,811
Agios Pharmaceuticals, Inc. (a)(b)	21,335	995,704
Aimmune Therapeutics, Inc. (a)(b)	23,770	394,582
Akebia Therapeutics, Inc. (a)	18,000	241,200
Albireo Pharma, Inc. (a)(b)	2,578	52,797
Alder Biopharmaceuticals, Inc. (a)	23,650	364,210
Aldeyra Therapeutics, Inc. (a)(b)	9,297	46,950
Alexion Pharmaceuticals, Inc. (a)	101,905	9,989,747
Alkermes PLC (a)(b)	69,400	4,008,544
Alnylam Pharmaceuticals, Inc. (a)(b)	39,038	2,555,427
AMAG Pharmaceuticals, Inc. (a)(b)	15,138	261,887
Amarin Corp. PLC ADR (a)(b)	126,310	371,351
Amgen, Inc.	333,981	51,847,210
Amicus Therapeutics, Inc. (a)(b)	65,162	522,599
AnaptysBio, Inc.	9,289	237,706
Anavex Life Sciences Corp. (a)(b)	16,191	93,746
Anthera Pharmaceuticals, Inc. (a)(b)	2,014	3,243
Applied Genetic Technologies Corp. (a)	5,947	30,924
Aptevo Therapeutics, Inc. (a)	14,411	30,407
AquaBounty Technologies, Inc. (a)(b)	4,246	34,902
Aquinox Pharmaceuticals, Inc. (a)(b)	11,782	150,338
Arbutus Biopharma Corp. (a)	27,115	92,191
Ardelyx, Inc. (a)(b)	21,875	102,813
Arena Pharmaceuticals, Inc. (a)	140,896	183,165
Argos Therapeutics, Inc. (a)(b)	14,047	6,110
ArQule, Inc. (a)(b)	26,211	31,191
Array BioPharma, Inc. (a)(b)	75,750	574,185
Arrowhead Pharmaceuticals, Inc. (a)(b)	37,672	54,248
Ascendis Pharma A/S sponsored ADR (a)(b)	14,995	357,631
Atara Biotherapeutics, Inc. (a)(b)	12,524	165,943
Athersys, Inc. (a)(b)	57,904	81,066
aTyr Pharma, Inc. (a)(b)	8,217	26,705
Audentes Therapeutics, Inc.	13,459	192,060
Aurinia Pharmaceuticals, Inc. (a)(b)	24,941	155,632
AVEO Pharmaceuticals, Inc. (a)(b)	34,503	24,497
Aviragen Therapeutics, Inc. (a)	7,051	3,315
BeiGene Ltd. ADR (a)	8,645	317,704
Bellicum Pharmaceuticals, Inc. (a)(b)	14,882	157,600
BioCryst Pharmaceuticals, Inc. (a)(b)	31,319	161,293
Biogen, Inc. (a)	97,906	24,258,170
BioLine RX Ltd. sponsored ADR (a)(b)	25,413	21,090
BioMarin Pharmaceutical, Inc. (a)	78,503	6,880,003
Biospecifics Technologies Corp. (a)	3,703	191,926
bluebird bio, Inc. (a)(b)	18,517	1,395,256
Blueprint Medicines Corp. (a)(b)	17,593	631,237
BrainStorm Cell Therpeutic, Inc. (a)	9,690	38,276
Calithera Biosciences, Inc. (a)	16,354	254,305
Cancer Genetics, Inc. (a)(b)	9,356	36,021
Capricor Therapeutics, Inc. (a)	12,301	10,025
Cara Therapeutics, Inc. (a)(b)	12,675	209,898
CareDx, Inc. (a)	5,786	5,960
Cascadian Therapeutics, Inc. (a)	20,438	79,708
CASI Pharmaceuticals, Inc. (a)	899	908
Catabasis Pharmaceuticals, Inc. (a)(b)	5,874	7,871
Catalyst Biosciences, Inc. (a)	75	355
Catalyst Pharmaceutical Partners, Inc. (a)	55,353	117,348
Celgene Corp. (a)	352,841	40,368,539
Celldex Therapeutics, Inc. (a)(b)	58,440	165,385
Cellectis SA sponsored ADR (a)(b)	6,452	153,622
Cellular Biomedicine Group, Inc. (a)(b)	5,056	32,358
Celsion Corp. (a)(b)	776	2,068
Cerulean Pharma, Inc. (a)(b)	8,259	3,138
ChemoCentryx, Inc. (a)(b)	23,177	153,895
Chiasma, Inc. (a)(b)	6,835	9,911
Chimerix, Inc. (a)	21,248	95,191
China Biologic Products, Inc. (a)(b)	12,248	1,393,822
Cidara Therapeutics, Inc. (a)(b)	6,456	38,736
Cleveland Biolabs, Inc. (a)(b)	4,912	20,336
Clovis Oncology, Inc. (a)(b)	20,036	1,035,060
Coherus BioSciences, Inc. (a)(b)	23,321	460,590
Conatus Pharmaceuticals, Inc. (a)	13,278	65,461
Concert Pharmaceuticals, Inc. (a)	10,741	134,907
ContraFect Corp. (a)	12,357	14,828
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	23,447	145,371
Corvus Pharmaceuticals, Inc. (a)(b)	8,914	90,566
CRISPR Therapeutics AG (b)	18,386	250,417
CTI BioPharma Corp. (a)(b)	13,150	53,521
Curis, Inc. (a)	60,522	103,493
Cyclacel Pharmaceuticals, Inc. (b)	2,985	12,567
Cytokinetics, Inc. (a)	20,469	277,355
CytomX Therapeutics, Inc. (a)	17,443	245,772
Cytori Therapeutics, Inc. (a)(b)	4,734	4,734
CytRx Corp. (a)(b)	62,301	54,700
DBV Technologies SA sponsored ADR (a)(b)	12,331	409,389
DelMar Pharmaceuticals, Inc. (a)(b)	4,500	9,900
Dicerna Pharmaceuticals, Inc. (a)(b)	5,947	18,436
Dimension Therapeutics, Inc. (a)(b)	8,907	9,798
Dyax Corp. rights 12/31/19 (a)	43,075	139,563
Dynavax Technologies Corp. (a)(b)	19,428	106,854
Eagle Pharmaceuticals, Inc. (a)(b)	7,045	513,933
Edge Therapeutics, Inc. (a)(b)	14,054	137,729
Editas Medicine, Inc. (a)(b)	18,787	256,630
Eiger Biopharmaceuticals, Inc. (a)(b)	4,713	31,341
Eleven Biotherapeutics, Inc. (a)(b)	16,656	22,819
Enanta Pharmaceuticals, Inc. (a)	8,653	260,282
Enzymotec Ltd. (a)(b)	10,987	88,995
Epizyme, Inc. (a)(b)	26,362	376,977
Esperion Therapeutics, Inc. (a)(b)	10,147	324,907
Exact Sciences Corp. (a)(b)	43,778	1,596,584
Exelixis, Inc. (a)(b)	131,618	2,462,573
Fate Therapeutics, Inc. (a)(b)	16,845	56,768
Fibrocell Science, Inc. (a)(b)	3,914	8,376
FibroGen, Inc. (a)(b)	31,626	831,764
Five Prime Therapeutics, Inc. (a)	14,369	405,924
Flexion Therapeutics, Inc. (a)(b)	13,568	231,877
Fortress Biotech, Inc. (a)	23,750	85,738
Forward Pharma A/S sponsored ADR (a)(b)	5,336	105,119
Foundation Medicine, Inc. (a)(b)	16,046	609,748
Galapagos Genomics NV sponsored ADR (a)	4,578	376,907
Galectin Therapeutics, Inc. (a)(b)	16,710	37,932
Galena Biopharma, Inc. (a)(b)	2,534	1,421
Galmed Pharmaceuticals Ltd. (a)(b)	6,865	34,325
Genocea Biosciences, Inc. (a)(b)	15,674	95,611
Genomic Health, Inc. (a)	16,244	515,909
GenVec, Inc. (a)	385	2,476
Geron Corp. (a)(b)	71,402	189,929
Gilead Sciences, Inc.	592,655	38,457,383
Global Blood Therapeutics, Inc. (a)(b)	19,753	533,331
GlycoMimetics, Inc. (a)(b)	13,314	168,955
Grifols SA ADR	66,580	1,428,807
GTx, Inc. (a)(b)	4,590	13,954
Halozyme Therapeutics, Inc. (a)(b)	58,472	689,970
Harvard Apparatus (a)	528	148
Heron Therapeutics, Inc. (a)(b)	17,185	230,279
Histogenics Corp. (a)	3,605	5,768
Idera Pharmaceuticals, Inc. (a)(b)	66,555	108,485
Ignyta, Inc. (a)	17,939	126,470
Immune Design Corp. (a)(b)	12,481	92,983
ImmunoGen, Inc. (a)(b)	40,543	186,903
Immunomedics, Inc. (a)(b)	48,292	364,605
Incyte Corp. (a)	85,926	11,112,810
Infinity Pharmaceuticals, Inc. (a)(b)	24,223	41,664
Inotek Pharmaceuticals Corp. (a)(b)	10,414	17,704
Inovio Pharmaceuticals, Inc. (a)(b)	34,108	257,515
Insmed, Inc. (a)	27,534	424,574
Insys Therapeutics, Inc. (a)(b)	33,432	491,450
Intellia Therapeutics, Inc. (a)(b)	16,634	190,626
Intercept Pharmaceuticals, Inc. (a)(b)	11,189	1,252,049
Ionis Pharmaceuticals, Inc. (a)(b)	55,011	2,518,954
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	59,472	1,053,249
Jounce Therapeutics, Inc. (b)	14,234	288,239
Juno Therapeutics, Inc. (a)(b)	47,743	1,109,070
Kalvista Pharmaceuticals, Inc. (a)(b)	4,913	36,553
Kamada (a)(b)	11,602	81,794
Karyopharm Therapeutics, Inc. (a)(b)	20,482	166,314
Keryx Biopharmaceuticals, Inc. (a)	48,559	310,292
Kindred Biosciences, Inc. (a)	10,358	70,434
Kite Pharma, Inc. (a)(b)	25,139	1,818,052
Kura Oncology, Inc. (a)(b)	11,058	98,416
La Jolla Pharmaceutical Co. (a)(b)	9,021	258,001
Leap Therapeutics, Inc. (a)(b)	4,221	27,901
Lexicon Pharmaceuticals, Inc. (a)(b)	48,264	668,456
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	9,734	1,053,998
General CVR (a)	1,518	38
Glucagon CVR (a)	1,518	106
rights (a)	1,518	6
TR Beta CVR (a)	1,518	8
Lion Biotechnologies, Inc. (a)	33,998	175,090
Loxo Oncology, Inc. (a)(b)	12,008	548,165
Macrogenics, Inc. (a)(b)	16,777	297,792
Madrigal Pharmaceuticals, Inc. (a)(b)	5,723	87,104
MannKind Corp. (a)(b)	45,814	69,637
MediciNova, Inc. (a)(b)	17,257	100,436
MEI Pharma, Inc. (a)	19,671	44,260
Merrimack Pharmaceuticals, Inc.	57,062	103,568
Mesoblast Ltd. sponsored ADR (a)(b)	2,255	18,040
MiMedx Group, Inc. (a)(b)	49,996	683,945
Minerva Neurosciences, Inc. (a)(b)	17,461	144,053
Miragen Therapeutics, Inc. (a)	9,677	105,673
Mirati Therapeutics, Inc. (a)(b)	10,952	30,666
Momenta Pharmaceuticals, Inc. (a)	32,733	474,629
Myriad Genetics, Inc. (a)(b)	31,446	639,926
NantKwest, Inc. (a)(b)	39,205	143,882
Natera, Inc. (a)(b)	25,684	263,004
Neothetics, Inc. (a)(b)	4,838	11,805
Neuralstem, Inc. (a)(b)	7,185	32,045
Neurocrine Biosciences, Inc. (a)(b)	39,410	1,713,153
NewLink Genetics Corp. (a)(b)	13,869	176,968
Nexvet Biopharma PLC (a)(b)	5,964	39,541
Nivalis Therapeutics, Inc. (a)	5,852	13,460
Novavax, Inc. (a)(b)	125,934	116,023
Novelion Therapeutics, Inc. (a)(b)	10,420	87,007
Novelion Therapeutics, Inc.:
warrants	35,660	0
warrants	35,660	0
Nymox Pharmaceutical Corp. (a)(b)	26,172	112,540
Ohr Pharmaceutical, Inc. (a)(b)	12,628	7,577
OncoGenex Pharmaceuticals, Inc. (a)(b)	48,200	18,364
OncoMed Pharmaceuticals, Inc. (a)(b)	17,228	56,163
Onconova Therapeutics, Inc. (a)	282	522
OncoSec Medical, Inc. (a)(b)	4,800	5,136
Ophthotech Corp. (a)(b)	12,779	29,008
Opko Health, Inc. (a)(b)	251,748	1,545,733
Organovo Holdings, Inc. (a)(b)	41,659	117,895
Otonomy, Inc. (a)	13,846	169,614
OvaScience, Inc. (a)(b)	12,030	15,398
PDL BioPharma, Inc. (b)	72,841	174,090
Peregrine Pharmaceuticals, Inc. (a)	148,095	81,748
Pieris Pharmaceuticals, Inc. (a)	22,483	102,972
Pluristem Therapeutics, Inc. (a)(b)	41,630	57,866
Portola Pharmaceuticals, Inc. (a)(b)	25,579	942,586
Prana Biotechnology Ltd. ADR (a)	548	1,151
Progenics Pharmaceuticals, Inc. (a)(b)	34,412	219,204
ProNai Therapeutics, Inc. (a)(b)	35,365	39,962
ProQR Therapeutics BV (a)(b)	12,211	59,834
Protagonist Therapeutics, Inc. (b)	6,546	73,119
Proteon Therapeutics, Inc. (a)	4,823	5,788
Proteostasis Therapeutics, Inc. (a)(b)	9,556	37,842
Prothena Corp. PLC (a)(b)	15,915	811,824
PTC Therapeutics, Inc. (a)(b)	19,883	249,134
Puma Biotechnology, Inc. (a)(b)	14,924	1,141,686
Radius Health, Inc. (a)(b)	19,766	684,299
Recro Pharma, Inc. (a)(b)	10,456	75,911
Regeneron Pharmaceuticals, Inc. (a)(b)	47,254	21,692,421
REGENXBIO, Inc. (a)(b)	13,198	225,686
Regulus Therapeutics, Inc. (a)(b)	29,282	40,995
Repligen Corp. (a)(b)	15,464	606,807
Retrophin, Inc. (a)(b)	19,325	306,301
Rigel Pharmaceuticals, Inc. (a)	59,089	135,314
Sage Therapeutics, Inc. (a)(b)	16,737	1,106,483
Sangamo Therapeutics, Inc. (a)(b)	33,499	227,793
Sarepta Therapeutics, Inc. (a)(b)	24,833	741,017
Seattle Genetics, Inc. (a)(b)	64,800	4,145,904
Selecta Biosciences, Inc. (b)	9,175	125,514
Seres Therapeutics, Inc. (a)(b)	18,272	166,641
Shire PLC sponsored ADR	37,443	6,467,155
Sinovac Biotech Ltd. (a)	32,521	173,337
Sophiris Bio, Inc. (a)(b)	19,042	45,320
Sorrento Therapeutics, Inc. (a)(b)	24,434	37,873
Spark Therapeutics, Inc. (a)(b)	14,168	721,576
Spectrum Pharmaceuticals, Inc. (a)	38,582	218,374
Spring Bank Pharmaceuticals, Inc. (b)	3,142	38,992
Stemline Therapeutics, Inc. (a)(b)	11,610	91,719
Strongbridge Biopharma PLC (a)	12,354	58,682
Summit Therapeutics PLC sponsored ADR (a)	1,658	18,420
Sunesis Pharmaceuticals, Inc. (a)(b)	9,067	26,838
Syndax Pharmaceuticals, Inc. (a)(b)	8,415	102,158
Synergy Pharmaceuticals, Inc. (a)(b)	105,603	370,667
Syros Pharmaceuticals, Inc.	12,369	197,904
T2 Biosystems, Inc. (a)(b)	11,585	38,346
Tapimmune, Inc. (a)(b)	4,601	17,714
Tenax Therapeutics, Inc. (a)(b)	12,195	6,110
TESARO, Inc. (a)(b)	24,352	3,635,997
TG Therapeutics, Inc. (a)(b)	24,653	277,346
Threshold Pharmaceuticals, Inc. (a)(b)	20,539	9,386
TiGenix NV ADR	1,768	29,968
Tobira Therapeutics, Inc. rights (b)	6,103	115,957
TONIX Pharmaceuticals Holding (a)	1,259	5,426
TRACON Pharmaceuticals, Inc. (a)(b)	7,442	20,093
Trevena, Inc. (a)(b)	29,924	69,723
Trillium Therapeutics, Inc. (a)(b)	4,186	20,948
Trovagene, Inc. (a)(b)	10,513	6,764
Ultragenyx Pharmaceutical, Inc. (a)(b)	18,915	1,018,573
uniQure B.V. (a)(b)	9,527	52,780
United Therapeutics Corp. (a)(b)	20,404	2,466,640
Vanda Pharmaceuticals, Inc. (a)	19,773	271,879
VBI Vaccines, Inc. (a)(b)	17,425	72,314
VBL Therapeutics (a)	11,422	62,250
Veracyte, Inc. (a)(b)	15,444	125,714
Verastem, Inc. (a)	17,407	35,858
Vericel Corp. (a)(b)	18,264	53,879
Versartis, Inc. (a)	15,822	242,868
Vertex Pharmaceuticals, Inc. (a)	112,667	13,925,641
Vical, Inc. (a)	1,345	3,268
Vital Therapies, Inc. (a)(b)	20,599	54,587
Voyager Therapeutics, Inc. (a)(b)	12,845	113,807
vTv Therapeutics, Inc. Class A (a)	3,233	16,100
Xbiotech, Inc. (a)(b)	15,181	111,884
Xencor, Inc. (a)(b)	21,652	443,866
Xenon Pharmaceuticals, Inc. (a)(b)	7,695	28,087
XOMA Corp. (a)(b)	4,636	29,995
Zafgen, Inc. (a)	16,008	54,267
ZIOPHARM Oncology, Inc. (a)(b)	61,080	357,318
		309,780,030
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc.	10,611	513,572
Abiomed, Inc. (a)(b)	19,701	2,707,508
Accuray, Inc. (a)(b)	36,599	150,056
Aethlon Medical, Inc. (a)(b)	3,425	7,227
Align Technology, Inc. (a)	36,321	5,273,809
Alliqua Biomedical, Inc. (a)(b)	8,560	3,043
Alphatec Holdings, Inc. (a)(b)	2,443	4,764
Analogic Corp. (b)	5,719	411,196
Angiodynamics, Inc. (a)	17,124	258,230
Anika Therapeutics, Inc. (a)(b)	7,705	356,510
Antares Pharma, Inc. (a)	67,433	163,862
Atossa Genetics, Inc. (a)	289	133
Atricure, Inc. (a)(b)	15,072	314,854
Atrion Corp.	875	482,694
Avinger, Inc. (a)(b)	8,085	4,290
AxoGen, Inc. (a)(b)	15,846	235,313
Bellerophon Therapeutics, Inc. (a)(b)	18,047	24,003
BioLase Technology, Inc. (a)(b)	32,685	36,280
Cardiovascular Systems, Inc. (a)	14,826	445,225
Cerus Corp. (a)(b)	45,986	105,308
Cesca Therapeutics, Inc. (a)(b)	5,298	16,159
Chembio Diagnostics, Inc. (a)(b)	7,945	52,437
Chf Solutions, Inc. (a)	487	282
Cogentix Medical, Inc. (a)	21,892	35,903
ConforMis, Inc. (a)(b)	21,066	85,317
CONMED Corp.	13,711	696,107
Cutera, Inc. (a)	6,383	145,532
CytoSorbents Corp. (a)(b)	13,598	57,112
Delcath Systems, Inc. (a)	0	0
Dentsply Sirona, Inc.	104,545	6,640,698
DexCom, Inc. (a)(b)	38,481	2,572,070
Dextera Surgical, Inc. (a)	2,691	500
EDAP TMS SA sponsored ADR (a)(b)	10,586	28,053
Ekso Bionics Holdings, Inc. (a)(b)	9,233	9,602
Endologix, Inc. (a)(b)	40,267	194,087
Entellus Medical, Inc. (a)(b)	9,899	131,954
EnteroMedics, Inc. (a)(b)	3,373	17,742
Exactech, Inc. (a)	7,276	220,463
Fonar Corp. (a)	3,665	92,725
Genmark Diagnostics, Inc. (a)(b)	23,342	302,045
Hologic, Inc. (a)	126,069	5,460,048
ICU Medical, Inc. (a)	8,903	1,436,054
IDEXX Laboratories, Inc. (a)	39,864	6,712,699
Inogen, Inc. (a)	9,282	822,756
Insulet Corp. (a)	25,467	1,068,850
Integra LifeSciences Holdings Corp. (a)	34,518	1,737,981
Intuitive Surgical, Inc. (a)	17,551	16,053,549
InVivo Therapeutics Holdings Corp. (a)(b)	11,305	22,045
Invuity, Inc. (a)(b)	8,464	61,787
IRadimed Corp. (a)	4,579	37,319
iRhythm Technologies, Inc.	10,178	352,973
Iridex Corp. (a)(b)	4,918	44,213
K2M Group Holdings, Inc. (a)	18,796	427,609
Kewaunee Scientific Corp.	1,882	43,192
Lantheus Holdings, Inc. (a)	17,222	285,885
LeMaitre Vascular, Inc.	8,657	264,558
Lianluo Smart Ltd. (a)	837	1,138
LivaNova PLC (a)	21,777	1,237,805
Lombard Medical, Inc. (a)	1,819	873
Masimo Corp. (a)	22,979	2,000,092
Mazor Robotics Ltd. sponsored ADR (a)(b)	5,896	244,153
Meridian Bioscience, Inc. (b)	19,834	273,709
Merit Medical Systems, Inc. (a)	22,131	785,651
Microbot Medical, Inc. (a)(b)	11,752	53,119
Misonix, Inc. (a)(b)	4,210	44,626
Natus Medical, Inc. (a)	14,535	492,737
Neogen Corp. (a)(b)	17,589	1,113,208
Neovasc, Inc. (a)(b)	32,189	46,466
Novadaq Technologies, Inc. (a)(b)	26,701	184,504
Novocure Ltd. (a)(b)	41,007	514,638
NuVasive, Inc. (a)(b)	22,292	1,672,569
Nuvectra Corp. (a)	5,013	48,325
NxStage Medical, Inc. (a)	29,239	633,317
Obalon Therapeutics, Inc. (b)	8,656	80,414
OraSure Technologies, Inc. (a)	27,658	416,806
Orthofix International NV (a)	8,219	342,486
Oxford Immunotec Global PLC (a)(b)	13,166	184,324
PhotoMedex, Inc. (a)	379	538
Pulse Biosciences, Inc. (b)	6,881	196,728
Quidel Corp. (a)(b)	17,042	422,982
Quotient Ltd. (a)(b)	18,545	137,789
ReWalk Robotics Ltd. (a)(b)	5,150	5,923
Rockwell Medical Technologies, Inc. (a)(b)	21,813	156,181
Roka Bioscience, Inc. (a)	282	759
RTI Biologics, Inc. (a)	28,247	145,472
Seaspine Holdings Corp. (a)	6,763	67,562
Second Sight Medical Products, Inc. (a)(b)	34,457	39,626
Sientra, Inc. (a)(b)	10,706	80,188
Span-America Medical System, Inc.	1,766	51,126
Staar Surgical Co. (a)(b)	19,008	173,923
STRATA Skin Sciences, Inc. (a)	62	160
SurModics, Inc. (a)	5,619	137,104
Synergetics U.S.A., Inc. (a)(b)	7,788	1,480
Syneron Medical Ltd. (a)	14,426	157,243
Tactile Systems Technology, Inc. (b)	8,222	200,041
Tandem Diabetes Care, Inc. (a)(b)	10,614	8,441
TearLab Corp. (a)(b)	827	1,629
The Spectranetics Corp. (a)(b)	20,573	555,471
Trinity Biotech PLC sponsored ADR (a)(b)	15,441	86,933
Utah Medical Products, Inc.	2,157	144,950
Vermillion, Inc. (a)(b)	26,233	44,858
ViewRay, Inc. (a)(b)	24,042	157,475
Viveve Medical, Inc. (b)	9,403	67,137
Wright Medical Group NV (a)(b)	46,222	1,235,052
Zosano Pharma Corp. (a)(b)	19,165	28,173
		72,304,087
Health Care Providers & Services - 0.9%
Acadia Healthcare Co., Inc. (a)(b)	39,267	1,623,298
Aceto Corp.	13,111	185,521
Addus HomeCare Corp. (a)	5,391	200,006
Alliance Healthcare Services, Inc. (a)	5,543	73,445
Almost Family, Inc. (a)(b)	6,345	364,203
Amedisys, Inc. (a)(b)	15,049	901,736
BioScrip, Inc. (a)(b)	56,176	101,679
BioTelemetry, Inc. (a)	12,429	358,577
Caladrius Biosciences, Inc. (a)(b)	2,086	9,721
Corvel Corp. (a)	9,270	431,982
Cross Country Healthcare, Inc. (a)	19,216	221,945
Digirad Corp.	12,246	47,759
Express Scripts Holding Co. (a)	274,789	16,418,643
Five Star Sr Living, Inc. (a)	17,859	32,146
HealthEquity, Inc. (a)(b)	27,157	1,243,791
Henry Schein, Inc. (a)	35,792	6,584,654
iKang Healthcare Group, Inc. sponsored ADR (a)(b)	21,619	331,419
Interpace Diagnostics Group, Inc. (a)	171	323
LHC Group, Inc. (a)	8,510	512,302
LifePoint Hospitals, Inc. (a)	17,824	1,083,699
Magellan Health Services, Inc. (a)	10,491	721,256
National Research Corp.:
Class A	12,218	293,232
Class B	369	17,454
Patterson Companies, Inc. (b)	43,931	1,939,993
Premier, Inc. (a)	23,648	816,329
Providence Service Corp. (a)	5,708	266,792
Psychemedics Corp.	2,537	52,491
R1 RCM, Inc. (a)	54,816	195,693
RadNet, Inc. (a)	28,838	207,634
Sharps Compliance Corp. (a)(b)	5,820	23,629
Surgery Partners, Inc. (a)(b)	22,806	497,171
The Ensign Group, Inc.	24,432	449,060
The Joint Corp. (a)(b)	5,488	21,568
Tivity Health, Inc. (a)(b)	16,017	543,777
VCA, Inc. (a)	36,570	3,369,194
		40,142,122
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	80,739	921,232
athenahealth, Inc. (a)(b)	18,030	2,415,659
Cerner Corp. (a)(b)	149,350	9,760,023
Computer Programs & Systems, Inc. (b)	8,135	271,709
Connecture, Inc. (a)(b)	5,953	5,001
Fulgent Genetics, Inc. (b)	8,707	53,722
HealthStream, Inc. (a)(b)	14,558	405,731
HMS Holdings Corp. (a)	37,663	686,220
iCAD, Inc. (a)	7,155	33,128
Inovalon Holdings, Inc. Class A (a)(b)	34,510	469,336
Medidata Solutions, Inc. (a)(b)	26,161	1,862,140
NantHealth, Inc. (b)	56,236	173,769
Omnicell, Inc. (a)(b)	16,974	677,263
Quality Systems, Inc. (a)	26,366	404,982
Simulations Plus, Inc.	8,998	109,776
Streamline Health Solutions, Inc. (a)	5,177	6,264
Tabula Rasa HealthCare, Inc.	7,205	95,466
		18,351,421
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	23,643	659,640
Albany Molecular Research, Inc. (a)(b)	18,996	369,662
Bio-Techne Corp.	16,964	1,901,325
Bruker Corp.	74,631	2,030,710
Champions Oncology, Inc. (a)(b)	7,123	17,166
ChromaDex, Inc. (a)(b)	14,893	48,849
Compugen Ltd. (a)(b)	29,133	139,838
Fluidigm Corp. (a)(b)	15,450	69,989
Harvard Bioscience, Inc. (a)	16,454	37,844
ICON PLC (a)(b)	24,636	2,318,248
Illumina, Inc. (a)	66,306	11,760,032
INC Research Holdings, Inc. Class A (a)	24,419	1,388,220
Luminex Corp. (b)	19,328	391,585
Medpace Holdings, Inc. (b)	18,082	503,041
Nanostring Technologies, Inc. (a)	11,987	219,842
NeoGenomics, Inc. (a)(b)	39,321	297,267
Pacific Biosciences of California, Inc. (a)(b)	40,574	133,894
PAREXEL International Corp. (a)	22,906	1,851,263
PRA Health Sciences, Inc. (a)	27,740	2,004,215
pSivida Corp. (a)	15,200	34,504
QIAGEN NV (a)	102,307	3,433,423
VWR Corp. (a)	59,311	1,960,822
		31,571,379
Pharmaceuticals - 0.9%
Acasti Pharma, Inc. (a)	1,813	2,284
AcelRx Pharmaceuticals, Inc. (a)(b)	24,352	60,880
Achaogen, Inc. (a)(b)	16,124	325,382
Aclaris Therapeutics, Inc. (a)(b)	12,574	299,010
Adamis Pharmaceuticals Corp. (a)(b)	15,605	60,079
Aerie Pharmaceuticals, Inc. (a)(b)	15,279	847,221
Agile Therapeutics, Inc. (a)(b)	10,487	34,397
Akorn, Inc. (a)	56,800	1,889,736
Alcobra Pharma Ltd. (a)(b)	11,033	12,357
Alimera Sciences, Inc. (a)(b)	32,140	45,639
Amphastar Pharmaceuticals, Inc. (a)(b)	20,885	356,507
ANI Pharmaceuticals, Inc. (a)(b)	5,532	241,693
ANI Pharmaceuticals, Inc. rights (a)	1,389	0
Apricus Biosciences, Inc. (a)(b)	929	855
Aralez Pharmaceuticals, Inc. (a)(b)	28,175	35,501
Aratana Therapeutics, Inc. (a)(b)	19,628	113,057
Assembly Biosciences, Inc. (a)(b)	8,041	204,322
AstraZeneca PLC rights (a)	3,011	0
Auris Medical Holding AG (a)(b)	12,197	7,380
Avexis, Inc. (a)(b)	12,453	881,050
Axsome Therapeutics, Inc. (a)(b)	11,637	44,802
BeyondSpring, Inc.	9,157	319,579
Bio Path Holdings, Inc. (a)(b)	31,477	11,017
Biodelivery Sciences International, Inc. (a)(b)	25,909	57,000
Cardiome Pharma Corp. (a)(b)	12,238	50,371
Cempra, Inc. (a)	23,618	89,748
Clearside Biomedical, Inc. (b)	11,815	81,287
Collegium Pharmaceutical, Inc. (a)(b)	13,791	113,362
Concordia International Corp. (a)(b)	15,887	20,733
ContraVir Pharmaceuticals, Inc. (a)(b)	30,793	18,815
Corcept Therapeutics, Inc. (a)(b)	50,800	574,548
Corium International, Inc. (a)(b)	13,811	103,030
Cumberland Pharmaceuticals, Inc. (a)	7,820	53,997
CymaBay Therapeutics, Inc. (a)(b)	15,586	76,371
DepoMed, Inc. (a)(b)	29,235	306,383
Dermira, Inc. (a)(b)	18,505	507,407
Durect Corp. (a)(b)	68,611	84,392
Egalet Corp. (a)(b)	9,167	19,617
Endo International PLC (a)	101,309	1,335,253
Endocyte, Inc. (a)(b)	24,909	63,518
Evoke Pharma, Inc. (a)	7,184	17,601
Flamel Technologies SA sponsored ADR (a)	22,874	225,766
Flex Pharma, Inc. (a)(b)	6,410	22,499
Foamix Pharmaceuticals Ltd. (a)(b)	19,970	88,068
Gemphire Therapeutics, Inc.	5,967	59,073
GW Pharmaceuticals PLC ADR (a)(b)	10,477	1,033,137
Heska Corp. (a)	3,419	337,319
Horizon Pharma PLC (a)	72,581	725,810
Hutchison China Meditech Ltd. sponsored ADR (a)	5,636	119,652
Impax Laboratories, Inc. (a)	33,496	510,814
Imprimis Pharmaceuticals, Inc. (a)(b)	10,102	31,518
Innocoll Holdings PLC (a)(b)	9,257	19,903
Innoviva, Inc. (a)(b)	50,595	618,271
IntelliPharmaCeutics International Corp. (a)(b)	13,756	26,136
Intersect ENT, Inc. (a)	12,708	321,512
Intra-Cellular Therapies, Inc. (a)(b)	20,667	211,837
Jazz Pharmaceuticals PLC (a)	27,201	3,959,378
Juniper Pharmaceuticals, Inc. (a)	6,485	27,886
KemPharm, Inc. (a)(b)	8,237	35,831
Lipocine, Inc. (a)(b)	9,996	36,685
Marinus Pharmaceuticals, Inc. (a)(b)	8,484	9,841
MediWound Ltd. (a)	10,429	72,482
Merus B.V.	9,402	182,023
Mylan N.V. (a)	243,056	9,474,323
MyoKardia, Inc. (a)(b)	16,084	207,484
Nabriva Therapeutics AG sponsored ADR (a)	9,632	101,136
Nektar Therapeutics (a)	68,738	1,366,511
Neos Therapeutics, Inc. (a)(b)	12,688	106,579
NeuroDerm Ltd. (a)(b)	12,374	295,120
Novan, Inc. (b)	6,522	32,284
Novus Therapeutics, Inc. (a)(b)	1,117	5,719
ObsEva SA (b)	5,205	43,566
Ocera Therapeutics, Inc. (a)(b)	5,923	6,397
Ocular Therapeutix, Inc. (a)(b)	14,053	143,341
Omeros Corp. (a)(b)	19,837	299,737
Oncobiologics, Inc. (a)	11,165	16,971
Oramed Pharmaceuticals, Inc. (a)(b)	5,254	42,820
Orexigen Therapeutics, Inc. (a)(b)	4,379	12,524
Pacira Pharmaceuticals, Inc. (a)	16,830	747,252
Pain Therapeutics, Inc. (a)(b)	2,571	9,641
Paratek Pharmaceuticals, Inc. (a)(b)	12,912	258,886
Pernix Therapeutics Holdings, Inc. (a)(b)	4,587	16,926
Phibro Animal Health Corp. Class A	8,993	317,003
Plx Pharma PLC/New (a)	501	2,931
ProPhase Labs, Inc. (a)	1,566	3,022
Pulmatrix, Inc. (a)(b)	7,937	20,160
Reata Pharmaceuticals, Inc. (b)	6,752	186,558
RedHill Biopharma Ltd. sponsored ADR (a)(b)	8,242	77,310
Repros Therapeutics, Inc. (a)	10,497	4,934
Revance Therapeutics, Inc. (a)(b)	15,098	335,931
SciClone Pharmaceuticals, Inc. (a)	28,530	271,035
SCYNEXIS, Inc. (a)(b)	9,903	15,746
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	22,009	220,090
Supernus Pharmaceuticals, Inc. (a)	22,583	849,121
Teligent, Inc. (a)(b)	31,553	261,259
Tetraphase Pharmaceuticals, Inc. (a)	15,665	107,932
The Medicines Company (a)(b)	31,842	1,266,356
Theravance Biopharma, Inc. (a)(b)	23,385	853,553
Titan Pharmaceuticals, Inc. (a)(b)	7,882	18,523
VIVUS, Inc. (a)	53,961	61,516
WAVE Life Sciences (a)(b)	13,451	254,224
Zogenix, Inc. (a)(b)	11,379	144,513
Zynerba Pharmaceuticals, Inc. (a)(b)	6,159	114,742
		36,615,298

TOTAL HEALTH CARE		508,764,337

INDUSTRIALS - 4.2%
Aerospace & Defense - 0.1%
AeroVironment, Inc. (a)(b)	13,006	403,706
Arotech Corp. (a)(b)	12,878	42,819
Astronics Corp. (a)	9,894	302,756
Astrotech Corp. (a)	3,584	3,871
Axon Enterprise, Inc. (a)(b)	23,650	567,837
Elbit Systems Ltd. (b)	20,103	2,456,185
Innovative Solutions & Support, Inc. (a)	1,668	6,672
KEYW Holding Corp. (a)(b)	20,907	192,553
KLX, Inc. (a)	22,783	1,102,469
Kratos Defense & Security Solutions, Inc. (a)(b)	26,904	291,101
LMI Aerospace, Inc. (a)	7,254	101,048
Mercury Systems, Inc. (a)(b)	21,644	860,782
TAT Technologies Ltd.	4,822	58,105
		6,389,904
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	26,870	640,850
Atlas Air Worldwide Holdings, Inc. (a)	11,250	547,875
C.H. Robinson Worldwide, Inc. (b)	64,119	4,296,614
Echo Global Logistics, Inc. (a)(b)	13,301	248,064
Expeditors International of Washington, Inc. (b)	81,242	4,336,698
Forward Air Corp.	15,536	809,892
Hub Group, Inc. Class A (a)	14,854	532,516
Park-Ohio Holdings Corp.	6,160	228,536
		11,641,045
Airlines - 0.6%
Allegiant Travel Co. (b)	7,537	1,032,569
American Airlines Group, Inc. (b)	228,579	11,065,509
Hawaiian Holdings, Inc. (a)	24,549	1,229,905
JetBlue Airways Corp. (a)	151,614	3,399,186
Ryanair Holdings PLC sponsored ADR (a)	46,990	5,015,713
SkyWest, Inc. (b)	23,428	803,580
Spirit Airlines, Inc. (a)	31,774	1,687,199
		24,233,661
Building Products - 0.1%
AAON, Inc. (b)	24,922	901,553
American Woodmark Corp. (a)	7,145	663,056
Apogee Enterprises, Inc. (b)	12,853	684,808
Builders FirstSource, Inc. (a)	49,413	674,982
Caesarstone Sdot-Yam Ltd. (a)	15,386	577,744
China Ceramics Co. Ltd. (a)	187	266
CSW Industrials, Inc. (a)	8,474	299,132
Gibraltar Industries, Inc. (a)	14,548	452,443
Insteel Industries, Inc. (b)	8,597	273,041
Patrick Industries, Inc. (a)	7,543	499,347
Tecogen, Inc. New (a)(b)	3,759	12,705
Universal Forest Products, Inc.	9,389	825,575
		5,864,652
Commercial Services & Supplies - 0.5%
Aqua Metals, Inc. (a)(b)	8,064	95,720
Casella Waste Systems, Inc. Class A (a)	19,202	269,212
CECO Environmental Corp.	16,382	153,991
China Recycling Energy Corp. (a)	1,607	2,443
Cintas Corp.	47,501	5,979,426
Copart, Inc. (a)(b)	104,086	3,246,442
Essendant, Inc.	16,228	261,271
Fuel Tech, Inc. (a)	2,055	1,808
Healthcare Services Group, Inc.	33,454	1,601,443
Heritage-Crystal Clean, Inc. (a)	9,635	146,934
Herman Miller, Inc.	27,967	882,359
Hudson Technologies, Inc. (a)	20,528	167,508
Industrial Services of America, Inc. (a)	694	895
InnerWorkings, Inc. (a)(b)	33,653	364,799
Interface, Inc.	30,400	624,720
Intersections, Inc. (a)	11,661	55,623
Kimball International, Inc. Class B	16,798	288,590
MagneGas Corp. (a)	2,363	4,348
Matthews International Corp. Class A	15,214	969,893
McGrath RentCorp.	10,561	350,308
Mobile Mini, Inc.	18,967	531,076
Multi-Color Corp. (b)	8,310	713,829
Odyssey Marine Exploration, Inc. (a)(b)	4,993	15,928
Performant Financial Corp. (a)(b)	21,509	47,750
Perma-Fix Environmental Services, Inc. (a)	973	3,357
Pointer Telocation Ltd. (a)	5,282	54,405
Quest Resource Holding Corp. (a)(b)	3,836	9,743
SP Plus Corp. (a)	12,220	360,490
Stericycle, Inc. (a)(b)	38,537	3,151,170
Tetra Tech, Inc.	25,457	1,169,749
U.S. Ecology, Inc.	10,215	511,005
Virco Manufacturing Co. (a)	1,086	4,941
VSE Corp.	5,520	230,957
West Corp.	39,829	922,838
		23,194,971
Construction & Engineering - 0.0%
Aegion Corp. (a)	16,735	331,186
Great Lakes Dredge & Dock Corp. (a)	28,252	117,246
Ies Holdings, Inc. (a)	9,715	149,125
Layne Christensen Co. (a)(b)	7,238	52,620
Limbach Holdings, Inc. (a)	4,323	50,190
MYR Group, Inc. (a)	7,084	207,986
Northwest Pipe Co. (a)	3,691	52,634
NV5 Holdings, Inc. (a)(b)	4,878	179,023
Primoris Services Corp.	24,544	569,421
Sterling Construction Co., Inc. (a)	14,670	149,341
		1,858,772
Electrical Equipment - 0.1%
Allied Motion Technologies, Inc.	4,240	106,763
American Superconductor Corp. (a)(b)	6,555	27,007
Ballard Power Systems, Inc. (a)(b)	85,699	236,634
Broadwind Energy, Inc. (a)	6,588	32,281
Capstone Turbine Corp. (a)(b)	4,970	3,032
Encore Wire Corp.	8,765	362,433
Energous Corp. (a)(b)	9,632	148,622
Energy Focus, Inc. (a)(b)	4,044	13,022
Enphase Energy, Inc. (a)(b)	27,458	20,868
FuelCell Energy, Inc. (a)(b)	31,827	30,691
Highpower International, Inc. (a)	10,264	48,241
Hydrogenics Corp. (a)(b)	5,242	37,480
Ideal Power, Inc. (a)(b)	3,212	8,255
LSI Industries, Inc.	9,643	85,148
Orion Energy Systems, Inc. (a)(b)	11,781	16,258
Pioneer Power Solutions, Inc. (a)(b)	3,776	26,432
Plug Power, Inc. (a)(b)	101,798	189,344
Polar Power, Inc.	5,654	29,344
Powell Industries, Inc.	5,826	191,850
Preformed Line Products Co.	2,182	104,736
Revolution Lighting Technologies, Inc. (a)(b)	5,784	45,462
Sunrun, Inc. (a)(b)	44,411	223,831
TPI Composites, Inc.	16,176	275,316
Ultralife Corp. (a)	6,195	39,648
Vicor Corp. (a)	14,767	250,301
		2,552,999
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	73,121	3,487,872
Raven Industries, Inc.	17,087	578,395
		4,066,267
Machinery - 0.7%
Altra Industrial Motion Corp.	13,235	571,752
American Railcar Industries, Inc. (b)	8,375	297,229
ARC Group Worldwide, Inc. (a)(b)	7,999	27,597
Astec Industries, Inc.	10,402	582,200
Blue Bird Corp. (a)(b)	11,500	209,875
Chart Industries, Inc. (a)	13,550	465,443
Cleantech Solutions International, Inc. (a)	50	190
Columbus McKinnon Corp. (NY Shares)	9,732	271,912
Commercial Vehicle Group, Inc. (a)	15,164	122,525
Dmc Global, Inc.	5,844	73,927
Eastern Co.	3,496	106,453
Energy Recovery, Inc. (a)(b)	22,605	171,572
ExOne Co. (a)(b)	7,539	99,213
Franklin Electric Co., Inc.	21,709	829,284
FreightCar America, Inc.	5,386	90,269
Gencor Industries, Inc. (a)	7,041	114,064
Hardinge, Inc.	5,437	65,788
Hebron Technology Co. Ltd. (b)	4,198	15,952
Hurco Companies, Inc.	4,119	119,863
Jason Industries, Inc. (a)	6,627	8,880
Key Technology, Inc. (a)	3,081	39,591
Kornit Digital Ltd. (a)(b)	15,114	253,160
L.B. Foster Co. Class A	4,257	76,413
Lincoln Electric Holdings, Inc. (b)	29,752	2,659,234
Manitex International, Inc. (a)	6,059	43,504
MFRI, Inc. (a)	997	7,727
Middleby Corp. (a)	26,111	3,351,608
NN, Inc.	11,794	337,308
Nordson Corp.	25,924	3,004,073
Omega Flex, Inc.	4,795	293,550
PACCAR, Inc.	158,974	10,009,003
RBC Bearings, Inc. (a)(b)	10,659	1,079,970
Spartan Motors, Inc.	16,587	142,648
Sun Hydraulics Corp. (b)	13,090	560,121
Taylor Devices, Inc. (a)	1,597	21,176
TriMas Corp. (a)	20,227	440,949
Twin Disc, Inc. (a)	6,093	109,065
Westport Fuel Systems, Inc. (a)(b)	26,542	41,936
Woodward, Inc.	27,928	1,902,455
		28,617,479
Marine - 0.0%
Diana Containerships, Inc. (b)	2,026	723
DryShips, Inc. (b)	2,326	5,536
Eagle Bulk Shipping, Inc. (a)	35,240	165,276
Euroseas Ltd. (a)(b)	273	352
Globus Maritime Ltd. (a)(b)	12,830	14,883
Golden Ocean Group Ltd. (a)(b)	51,090	288,659
Rand Logistics, Inc. (a)	1,744	1,064
Seanergy Martime Holdings Corp. (a)(b)	5,859	3,627
Star Bulk Carriers Corp. (a)(b)	26,793	212,736
		692,856
Professional Services - 0.5%
51job, Inc. sponsored ADR (a)(b)	12,597	549,103
Acacia Research Corp. (a)	23,599	93,216
Advisory Board Co. (a)	18,261	944,094
Barrett Business Services, Inc.	3,450	196,892
Cogint, Inc. (a)(b)	26,534	143,284
CRA International, Inc.	3,435	118,748
Exponent, Inc. (b)	11,388	675,308
Heidrick & Struggles International, Inc.	8,594	185,201
Hudson Global, Inc.	2,817	4,028
Huron Consulting Group, Inc. (a)	10,488	435,776
ICF International, Inc. (a)	8,762	412,252
IHS Markit Ltd. (a)	196,823	9,024,335
Kelly Services, Inc. Class A (non-vtg.)	18,345	426,154
Kforce, Inc.	11,114	200,052
Lightbridge Corp. (a)(b)	441	851
Marathon Patent Group, Inc. (a)(b)	6,000	1,321
Pendrell Corp. (a)	12,615	76,068
RCM Technologies, Inc. (a)	3,957	21,566
Resources Connection, Inc.	12,622	158,406
RPX Corp. (a)	23,785	314,913
Spherix, Inc. (a)(b)	18,182	18,909
Verisk Analytics, Inc. (a)	75,325	6,093,039
Willdan Group, Inc. (a)	3,790	126,093
		20,219,609
Road & Rail - 0.9%
AMERCO (b)	9,025	3,332,481
ArcBest Corp.	10,427	196,028
Avis Budget Group, Inc. (a)(b)	37,946	868,584
Covenant Transport Group, Inc. Class A (a)	7,574	139,513
CSX Corp.	419,764	22,738,616
Heartland Express, Inc. (b)	37,945	738,030
Hennessy Capital Acquisition Corp. II (a)	18,134	171,185
J.B. Hunt Transport Services, Inc.	50,099	4,277,453
Landstar System, Inc.	18,826	1,572,912
Marten Transport Ltd.	15,913	393,847
Old Dominion Freight Lines, Inc.	37,140	3,317,345
P.A.M. Transportation Services, Inc. (a)	3,754	66,221
Patriot Transportation Holding, Inc. (a)	659	12,587
Saia, Inc. (a)	11,423	527,743
Student Transportation, Inc. (b)	46,229	277,542
U.S.A. Truck, Inc. (a)(b)	3,742	24,660
Universal Logistics Holdings, Inc.	15,385	212,313
Werner Enterprises, Inc. (b)	32,792	893,582
YRC Worldwide, Inc. (a)(b)	12,778	117,430
		39,878,072
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	26,706	1,288,030
BMC Stock Holdings, Inc. (a)(b)	30,538	595,491
DXP Enterprises, Inc. (a)	7,792	279,187
Fastenal Co. (b)	131,192	5,663,559
General Finance Corp. (a)	12,327	63,484
H&E Equipment Services, Inc.	16,682	331,805
HD Supply Holdings, Inc. (a)	90,419	3,648,407
Houston Wire & Cable Co.	7,080	46,020
Huttig Building Products, Inc. (a)	14,315	91,616
Lawson Products, Inc. (a)	3,661	77,979
Nexeo Solutions, Inc. (a)(b)	43,193	380,098
Rush Enterprises, Inc.:
Class A (a)	13,003	466,158
Class B (a)	4,596	151,530
Titan Machinery, Inc. (a)(b)	10,211	172,055
Transcat, Inc. (a)	3,442	41,820
Willis Lease Finance Corp. (a)	2,622	68,487
		13,365,726
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR (b)	2,853	123,107
Yangtze River Development Ltd. (a)(b)	32,185	379,783
		502,890

TOTAL INDUSTRIALS		183,078,903

INFORMATION TECHNOLOGY - 48.8%
Communications Equipment - 2.4%
ADTRAN, Inc.	21,497	413,817
Applied Optoelectronics, Inc. (a)(b)	8,651	604,013
Arris International PLC (a)	84,924	2,381,269
AudioCodes Ltd. (a)	14,232	94,216
Aviat Networks, Inc. (a)	2,287	40,045
Bel Fuse, Inc.:
Class A	300	5,517
Class B (non-vtg.)	5,466	131,184
Black Box Corp.	7,594	62,271
Brocade Communications Systems, Inc.	174,497	2,203,897
CalAmp Corp. (a)(b)	15,959	301,625
Ceragon Networks Ltd. (a)	36,506	107,328
Cisco Systems, Inc.	2,270,065	71,575,149
Clearfield, Inc. (a)(b)	8,676	113,222
ClearOne, Inc.	2,453	24,285
CommScope Holding Co., Inc. (a)	87,960	3,253,640
Communications Systems, Inc.	2,071	9,340
Comtech Telecommunications Corp.	10,513	151,703
Dasan Zhone Solutions, Inc. (a)	3,510	20,920
Digi International, Inc. (a)	13,084	124,952
DragonWave, Inc. (a)	609	451
EchoStar Holding Corp. Class A (a)	21,062	1,243,711
EMCORE Corp.	13,673	137,414
EXFO, Inc. (sub. vtg.) (a)	8,342	40,449
Extreme Networks, Inc. (a)	48,672	468,711
F5 Networks, Inc. (a)	29,311	3,755,618
Finisar Corp. (a)(b)	49,642	1,224,172
Gilat Satellite Networks Ltd. (a)(b)	23,036	112,646
Harmonic, Inc. (a)(b)	36,590	184,780
Infinera Corp. (a)(b)	67,427	655,390
InterDigital, Inc.	15,327	1,241,487
Ituran Location & Control Ltd. (a)	11,254	362,379
KVH Industries, Inc. (a)	9,269	87,592
Lantronix, Inc. (a)	8,577	21,014
Lumentum Holdings, Inc. (a)	27,714	1,581,084
Mitel Networks Corp. (a)(b)	54,974	389,766
MRV Communications, Inc. (a)	3,804	33,856
NETGEAR, Inc. (a)	14,967	627,866
NetScout Systems, Inc. (a)(b)	41,395	1,515,057
Oclaro, Inc. (a)(b)	75,513	670,555
Parkervision, Inc. (a)(b)	9,416	21,186
PC-Tel, Inc.	8,979	57,645
Radcom Ltd. (a)(b)	6,573	134,747
Radware Ltd. (a)	20,525	361,445
Resonant, Inc. (a)(b)	5,889	25,499
ShoreTel, Inc. (a)	32,506	188,535
Sierra Wireless, Inc. (a)	14,134	383,052
Silicom Ltd.	3,732	190,220
Sonus Networks, Inc. (a)	23,742	160,259
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (b)	152,969	1,107,496
Tessco Technologies, Inc.	5,197	72,238
Ubiquiti Networks, Inc. (a)(b)	36,725	1,731,951
UTStarcom Holdings Corp. (a)	21,290	46,625
ViaSat, Inc. (a)(b)	26,057	1,700,219
Viavi Solutions, Inc. (a)	103,279	1,159,823
Westell Technologies, Inc. Class A (a)	16,462	12,116
Wi-Lan, Inc.	55,676	77,897
		103,403,344
Electronic Equipment& Components - 1.1%
Agilysys, Inc. (a)	12,807	126,917
Applied DNA Sciences, Inc. (a)(b)	6,250	7,969
Cardtronics PLC	20,663	707,708
CDW Corp.	72,699	4,375,026
China BAK Battery, Inc. (a)(b)	782	1,056
ClearSign Combustion Corp. (a)(b)	5,845	21,334
Cognex Corp.	38,958	3,565,047
Coherent, Inc. (a)	11,113	2,757,691
Control4 Corp. (a)	11,000	218,350
CUI Global, Inc. (a)(b)	7,874	28,819
Daktronics, Inc.	25,031	248,558
Data I/O Corp. (a)	4,617	36,844
Deswell Industries, Inc.	1,530	2,953
Digital Ally, Inc. (a)(b)	8,452	30,850
Echelon Corp. (a)	3,473	23,790
Electro Scientific Industries, Inc. (a)	16,544	138,308
ePlus, Inc. (a)	6,200	488,250
FARO Technologies, Inc. (a)(b)	9,207	319,943
Flextronics International Ltd. (a)	242,162	4,179,716
FLIR Systems, Inc.	62,048	2,350,999
Frequency Electronics, Inc. (a)	4,423	43,655
Hollysys Automation Technologies Ltd. (b)	26,938	430,739
I. D. Systems Inc. (a)(b)	7,502	49,588
Identiv, Inc. (a)	5,445	30,111
II-VI, Inc. (a)	28,702	861,060
Insight Enterprises, Inc. (a)	15,895	660,278
IPG Photonics Corp. (a)(b)	24,347	3,385,207
Iteris, Inc. (a)	15,658	88,937
Itron, Inc. (a)	17,513	1,184,754
KEY Tronic Corp. (a)	4,924	33,335
Kimball Electronics, Inc. (a)	15,326	266,672
LightPath Technologies, Inc. Class A (a)(b)	12,016	36,288
Littelfuse, Inc.	10,212	1,653,833
LRAD Corp.	9,621	16,548
Luna Innovations, Inc. (a)	10,388	15,894
Magal Security Systems Ltd. (a)(b)	11,406	53,494
Maxwell Technologies, Inc. (a)	16,295	94,348
Mesa Laboratories, Inc. (b)	1,916	299,547
MicroVision, Inc. (a)(b)	27,688	54,545
MOCON, Inc.	2,300	68,885
MTS Systems Corp. (b)	7,701	399,297
Napco Security Technolgies, Inc. (a)	11,119	106,186
National Instruments Corp. (b)	58,056	2,214,836
Neonode, Inc. (a)(b)	20,179	24,618
NetList, Inc. (a)(b)	25,631	33,064
Novanta, Inc. (a)	15,898	540,532
Orbotech Ltd. (a)	21,971	783,925
OSI Systems, Inc. (a)	8,500	673,115
PC Connection, Inc.	12,843	334,945
PC Mall, Inc. (a)(b)	5,580	109,926
Perceptron, Inc. (a)	6,823	51,309
Plexus Corp. (a)	15,314	796,022
RadiSys Corp. (a)	22,276	83,981
Research Frontiers, Inc. (a)(b)	7,119	7,617
Richardson Electronics Ltd.	6,648	40,154
RMG Networks Holding Corp. (a)	27,670	18,262
Sanmina Corp. (a)	34,368	1,257,869
ScanSource, Inc. (a)	11,521	437,798
Supercom Ltd. (a)(b)	7,335	20,318
Tech Data Corp. (a)(b)	16,733	1,622,599
Trimble, Inc. (a)	114,427	4,123,949
TTM Technologies, Inc. (a)(b)	44,754	726,805
Uni-Pixel, Inc. (a)(b)	10,946	4,542
Universal Display Corp. (b)	21,268	2,411,791
Wayside Technology Group, Inc.	2,644	54,202
Zebra Technologies Corp. Class A (a)(b)	23,779	2,481,101
		48,316,609
Internet Software & Services - 13.5%
21Vianet Group, Inc. ADR (a)(b)	40,282	215,509
2U, Inc. (a)(b)	21,213	906,856
Actua Corp. (a)	16,045	224,630
Akamai Technologies, Inc. (a)	78,561	3,704,151
Alarm.com Holdings, Inc. (a)	21,294	693,120
Alphabet, Inc.:
Class A (a)	134,790	133,049,861
Class C (a)	157,239	151,713,622
Angie's List, Inc. (a)(b)	27,317	328,897
AppFolio, Inc. (a)	7,171	205,449
Apptio, Inc. Class A	4,451	73,531
Autobytel, Inc. (a)	4,883	61,477
Baidu.com, Inc. sponsored ADR (a)	124,818	23,228,630
Baozun, Inc. sponsored ADR (a)(b)	12,818	263,410
Bazaarvoice, Inc. (a)	42,926	195,313
Benefitfocus, Inc. (a)(b)	14,647	465,775
BlackLine, Inc. (b)	23,780	802,813
Blucora, Inc. (a)	19,253	394,687
Brightcove, Inc. (a)	14,157	84,234
BroadVision, Inc. (a)	599	2,396
Carbonite, Inc. (a)	12,222	227,329
China Finance Online Co. Ltd. ADR (a)(b)	8,455	17,164
ChinaCache International Holdings Ltd. sponsored ADR (a)(b)	7,308	6,723
Cimpress NV (a)(b)	14,299	1,263,174
CommerceHub, Inc.:
Series A (a)(b)	16,565	281,936
Series C (a)	3,920	67,346
Cornerstone OnDemand, Inc. (a)	25,561	954,959
CoStar Group, Inc. (a)	14,845	3,883,007
Coupa Software, Inc. (b)	22,530	770,977
Criteo SA sponsored ADR (a)(b)	27,645	1,449,427
Cyren Ltd. (a)	19,323	43,477
Determine, Inc. (a)	245	862
eBay, Inc. (a)	492,828	16,904,000
eGain Communications Corp. (a)(b)	14,431	23,090
Endurance International Group Holdings, Inc. (a)(b)	69,356	523,638
Facebook, Inc. Class A (a)	1,067,713	161,715,811
Five9, Inc. (a)	24,592	552,582
Functionx, Inc. (a)	123	78
Global Sources Ltd. (a)	14,393	300,814
Gogo, Inc. (a)(b)	39,777	514,317
Hortonworks, Inc. (a)(b)	27,621	341,396
IAC/InterActiveCorp (a)	32,506	3,456,688
Internap Network Services Corp. (a)(b)	36,298	121,961
iPass, Inc. (a)	28,524	41,645
j2 Global, Inc. (b)	21,931	1,855,801
Jmu Ltd. sponsored ADR (a)(b)	6,361	10,750
Limelight Networks, Inc. (a)	51,157	150,913
Liquidity Services, Inc. (a)	12,876	79,831
LivePerson, Inc. (a)	27,391	261,584
LogMeIn, Inc.	23,868	2,649,348
Marchex, Inc. Class B (a)(b)	21,411	60,165
Match Group, Inc. (a)(b)	20,573	400,762
MaxPoint Interactive, Inc. (a)	4,353	30,210
MeetMe, Inc. (a)(b)	30,230	139,965
MercadoLibre, Inc.	20,016	5,506,602
Mimecast Ltd. (a)	25,037	671,492
MINDBODY, Inc. (a)(b)	16,702	468,491
Momo, Inc. ADR (a)	35,494	1,350,192
My Size, Inc. (a)(b)	8,696	11,131
Net Element International, Inc. (a)(b)	909	682
NetEase, Inc. ADR	34,046	9,695,620
NIC, Inc.	31,951	647,008
NumereX Corp. Class A (a)(b)	9,528	39,351
Nutanix, Inc. Class A (a)(b)	22,485	419,345
Perion Network Ltd. (a)(b)	36,786	63,272
Points International Ltd. (a)(b)	7,506	72,658
Professional Diversity Network, Inc. (a)	1,922	15,914
QuinStreet, Inc. (a)	20,389	79,211
Qumu Corp. (a)	2,780	7,979
RealNetworks, Inc. (a)	22,028	91,416
Reis, Inc.	7,075	133,718
Remark Holdings, Inc. (a)(b)	12,825	36,038
Rightside Group Ltd. (a)	11,154	101,613
Rocket Fuel, Inc. (a)(b)	21,656	65,618
SecureWorks Corp. (a)(b)	6,170	67,130
SINA Corp. (b)	32,112	3,146,013
Sohu.com, Inc. (a)(b)	18,709	839,847
SPS Commerce, Inc. (a)	8,133	473,015
Stamps.com, Inc. (a)(b)	7,722	1,064,864
Support.com, Inc. (a)	17,947	43,611
Synacor, Inc. (a)(b)	19,246	66,399
TechTarget, Inc. (a)	17,648	160,597
The Trade Desk, Inc.	8,197	450,835
Travelzoo, Inc. (a)	7,583	78,484
TrueCar, Inc. (a)(b)	36,682	644,870
Tucows, Inc. (a)(b)	5,097	293,587
VeriSign, Inc. (a)(b)	46,559	4,197,759
Web.com Group, Inc. (a)	22,896	520,884
WebMD Health Corp. (a)(b)	17,345	970,973
Weibo Corp. sponsored ADR (a)(b)	25,767	1,894,648
Wix.com Ltd. (a)	19,199	1,414,966
Xunlei Ltd. sponsored ADR (a)(b)	16,359	57,257
Yahoo!, Inc. (a)	432,138	21,745,184
Yandex NV Series A (a)	126,255	3,343,232
Yatra Online, Inc. (a)(b)	16,653	152,541
YY, Inc. ADR (a)(b)	15,878	926,323
Zillow Group, Inc.:
Class A (a)(b)	27,069	1,188,058
Class C (a)(b)	51,546	2,243,282
		581,177,801
IT Services - 2.6%
Acxiom Corp. (a)	35,282	924,388
ALJ Regional Holdings, Inc. (a)(b)	15,043	50,845
Amdocs Ltd.	66,605	4,314,672
Automatic Data Processing, Inc.	203,435	20,825,641
Blackhawk Network Holdings, Inc. (a)	25,013	1,084,314
CardConnect Corp. (a)(b)	15,225	228,375
Cass Information Systems, Inc.	5,996	367,195
China Customer Relations Centers, Inc. (a)(b)	7,958	126,691
China Information Technology, Inc. (a)(b)	20,266	19,861
Cognizant Technology Solutions Corp. Class A	274,953	18,397,105
Computer Task Group, Inc.	10,776	59,484
CSG Systems International, Inc.	14,610	582,793
CSP, Inc.	2,505	27,229
Edgewater Technology, Inc. (a)	6,041	42,952
Euronet Worldwide, Inc. (a)	23,490	2,049,033
ExlService Holdings, Inc. (a)	16,678	873,427
Fiserv, Inc. (a)	96,632	12,106,057
Forrester Research, Inc.	9,343	368,114
Hackett Group, Inc.	13,892	203,657
Information Services Group, Inc. (a)(b)	21,642	78,993
Innodata, Inc. (a)	1,720	3,268
Inpixon (a)	175	350
Jack Henry & Associates, Inc.	35,316	3,750,912
JetPay Corp. (a)	3,116	6,232
ManTech International Corp. Class A	11,486	439,914
Mattersight Corp. (a)(b)	20,265	53,702
ModusLink Global Solutions, Inc. (a)(b)	36,789	62,909
MoneyGram International, Inc. (a)	23,760	413,899
NCI, Inc. Class A (a)	6,465	123,482
Net 1 UEPS Technologies, Inc. (a)	28,273	262,373
Paychex, Inc.	162,725	9,638,202
PayPal Holdings, Inc. (a)	547,312	28,575,160
Perficient, Inc. (a)	18,414	318,010
PFSweb, Inc. (a)	9,371	64,754
Planet Payment, Inc. (a)	31,069	107,188
Presidio, Inc.	39,592	608,529
PRG-Schultz International, Inc. (a)	12,608	84,474
QIWI PLC Class B sponsored ADR	20,732	479,117
Sabre Corp. (b)	125,452	2,813,888
ServiceSource International, Inc. (a)	43,365	150,043
Sykes Enterprises, Inc. (a)	22,421	747,292
Syntel, Inc. (b)	37,820	661,094
Teletech Holdings, Inc.	21,573	917,931
Virtusa Corp. (a)	13,249	384,486
		113,398,035
Semiconductors & Semiconductor Equipment - 9.7%
Acacia Communications, Inc. (b)	17,201	809,135
Adesto Technologies Corp. (a)(b)	6,015	29,173
Advanced Energy Industries, Inc. (a)	17,594	1,353,506
Advanced Micro Devices, Inc. (a)(b)	425,947	4,766,347
AEHR Test Systems (a)	13,180	60,364
Alpha & Omega Semiconductor Ltd. (a)	14,815	275,855
Ambarella, Inc. (a)(b)	15,170	888,052
Amkor Technology, Inc. (a)	107,689	1,221,193
Amtech Systems, Inc. (a)	7,143	57,644
Analog Devices, Inc.	166,690	14,295,334
Applied Materials, Inc.	487,816	22,380,998
ASML Holding NV (b)	31,226	4,121,520
Atomera, Inc. (b)	6,089	27,644
Axcelis Technologies, Inc. (a)	13,514	293,930
AXT, Inc. (a)	15,506	103,115
Broadcom Ltd.	181,809	43,539,619
Brooks Automation, Inc.	31,554	869,313
Cabot Microelectronics Corp.	10,965	827,748
Camtek Ltd. (a)	16,454	104,154
Canadian Solar, Inc. (a)(b)	25,656	328,653
Cavium, Inc. (a)	30,677	2,238,501
Ceva, Inc. (a)(b)	9,516	402,051
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	10,118	204,282
Cirrus Logic, Inc. (a)	28,878	1,904,504
Cohu, Inc.	13,514	247,712
Cree, Inc. (a)	43,904	1,046,891
CVD Equipment Corp. (a)(b)	3,218	37,940
CyberOptics Corp. (a)	2,498	54,831
Cypress Semiconductor Corp. (b)	146,137	2,044,457
Diodes, Inc. (a)	23,633	605,241
DSP Group, Inc. (a)	10,444	123,761
Entegris, Inc. (a)	64,170	1,584,999
Experi Corp.	22,351	685,058
First Solar, Inc. (a)(b)	47,154	1,815,901
FormFactor, Inc. (a)	32,758	481,543
GSI Technology, Inc. (a)	9,353	76,788
Hanwha Solarone Co. Ltd. sponsored ADR (a)(b)	2,413	17,229
Himax Technologies, Inc. sponsored ADR (b)	50,546	346,746
Ichor Holdings Ltd.	11,068	259,877
Impinj, Inc. (b)	9,284	405,247
Integrated Device Technology, Inc. (a)	59,607	1,524,747
Intel Corp.	2,143,806	77,412,835
Intermolecular, Inc. (a)(b)	16,622	15,108
IXYS Corp.	18,005	265,574
JA Solar Holdings Co. Ltd. ADR (a)(b)	23,353	160,669
KLA-Tencor Corp.	70,908	7,374,432
Kopin Corp. (a)(b)	35,617	122,879
Kulicke & Soffa Industries, Inc. (a)	32,745	725,302
Lam Research Corp. (b)	73,528	11,409,340
Lattice Semiconductor Corp. (a)	58,906	409,397
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	28,659	1,747,339
Marvell Technology Group Ltd.	230,099	3,966,907
Maxim Integrated Products, Inc.	128,614	6,147,749
Mellanox Technologies Ltd. (a)(b)	22,286	1,058,585
Microchip Technology, Inc. (b)	97,751	8,142,658
Micron Technology, Inc. (a)	499,507	15,369,830
Microsemi Corp. (a)	51,504	2,529,361
MKS Instruments, Inc.	23,582	1,927,829
Monolithic Power Systems, Inc.	18,490	1,815,718
MoSys, Inc. (a)(b)	1,755	1,158
Nanometrics, Inc. (a)	11,968	332,710
Nova Measuring Instruments Ltd. (a)	13,245	324,238
NVE Corp.	2,819	222,532
NVIDIA Corp.	256,897	37,083,082
NXP Semiconductors NV (a)	156,503	17,199,680
O2Micro International Ltd. sponsored ADR (a)	13,662	28,144
ON Semiconductor Corp. (a)	189,588	2,934,822
PDF Solutions, Inc. (a)(b)	14,500	235,480
Photronics, Inc. (a)	28,696	288,395
Pixelworks, Inc. (a)(b)	14,146	70,164
Power Integrations, Inc.	14,370	962,072
Qorvo, Inc. (a)(b)	57,274	4,464,508
Qualcomm, Inc.	669,682	38,352,688
QuickLogic Corp. (a)(b)	32,535	39,367
Rambus, Inc. (a)	55,237	654,006
Rubicon Technology, Inc. (a)(b)	534	5,340
SemiLEDs Corp. (a)	200	586
Semtech Corp. (a)	31,054	1,186,263
Sevcon, Inc. (a)(b)	3,281	48,657
Sigma Designs, Inc. (a)	15,696	98,100
Silicon Laboratories, Inc. (a)	18,859	1,410,653
Silicon Motion Technology Corp. sponsored ADR (b)	15,751	822,990
Siliconware Precision Industries Co. Ltd. sponsored ADR (b)	30,079	251,460
Skyworks Solutions, Inc.	83,795	8,918,302
SolarEdge Technologies, Inc. (a)	18,544	344,918
SPI Energy Co. Ltd. sponsored ADR (a)(b)	21,564	29,758
SunPower Corp. (a)(b)	65,341	514,234
Sunworks, Inc. (a)(b)	9,585	15,815
Synaptics, Inc. (a)(b)	16,267	903,795
Texas Instruments, Inc.	452,634	37,337,779
Tower Semiconductor Ltd. (a)(b)	43,752	1,109,551
Ultra Clean Holdings, Inc. (a)	14,301	326,635
Veeco Instruments, Inc. (a)	22,382	703,914
Xcerra Corp. (a)	29,613	287,542
Xilinx, Inc.	112,799	7,524,821
		418,097,274
Software - 10.4%
8x8, Inc. (a)	43,094	588,233
ACI Worldwide, Inc. (a)(b)	53,328	1,219,078
Activision Blizzard, Inc.	340,925	19,971,387
Adobe Systems, Inc. (a)	223,594	31,719,045
Allot Communications Ltd. (a)	18,186	91,294
American Software, Inc. Class A	11,793	126,657
ANSYS, Inc. (a)	38,699	4,888,845
Aspen Technology, Inc. (a)	33,530	2,050,695
Asure Software, Inc. (a)	4,066	63,023
Atlassian Corp. PLC (a)(b)	34,138	1,220,775
Attunity Ltd. (a)	7,466	51,814
Autodesk, Inc. (a)	100,695	11,254,680
Aware, Inc. (a)	11,224	54,436
Blackbaud, Inc. (b)	21,227	1,756,110
Bottomline Technologies, Inc. (a)	17,448	436,374
BroadSoft, Inc. (a)(b)	13,906	556,240
BSQUARE Corp. (a)	4,329	21,861
CA Technologies, Inc.	189,562	6,022,385
Cadence Design Systems, Inc. (a)	126,193	4,434,422
Callidus Software, Inc. (a)	29,530	705,767
CDK Global, Inc. (b)	65,412	4,020,222
Changyou.com Ltd. (A Shares) ADR (a)(b)	8,437	328,706
Check Point Software Technologies Ltd. (a)(b)	77,699	8,706,173
Citrix Systems, Inc. (a)	70,881	5,850,518
CommVault Systems, Inc. (a)	20,349	1,142,088
CounterPath Corp. (a)	952	1,914
Covisint Corp. (a)	20,413	41,847
CyberArk Software Ltd. (a)(b)	14,892	729,857
Datawatch Corp. (a)	4,467	37,076
Descartes Systems Group, Inc. (a)	37,024	925,840
Digimarc Corp. (a)(b)	6,258	218,091
Digital Turbine, Inc. (a)(b)	32,983	36,611
Ebix, Inc. (b)	14,856	822,280
Electronic Arts, Inc. (a)	139,712	15,833,561
EnerNOC, Inc. (a)(b)	12,962	70,643
Everbridge, Inc.	12,412	320,974
Evolving Systems, Inc.	7,319	39,157
Exa Corp. (a)	6,624	92,007
FalconStor Software, Inc. (a)	4,107	1,088
FireEye, Inc. (a)(b)	79,553	1,192,499
Form Holdings Corp. (a)(b)	8,159	14,033
Fortinet, Inc. (a)	78,453	3,086,341
Glu Mobile, Inc. (a)	63,428	161,107
Gravity Co. Ltd. ADR (a)	934	17,989
Gridsum Holding, Inc. ADR	5,295	64,864
Guidance Software, Inc. (a)	17,066	109,393
Imperva, Inc. (a)	14,887	735,418
Inseego Corp. (a)(b)	31,331	31,958
Intuit, Inc.	115,990	16,312,834
Jive Software, Inc. (a)	32,701	172,498
Magic Software Enterprises Ltd.	21,539	174,466
Manhattan Associates, Inc. (a)	31,497	1,475,319
Materialise NV ADR (a)(b)	6,225	79,618
Microsoft Corp.	3,503,823	244,706,998
MicroStrategy, Inc. Class A (a)	4,177	761,718
Mitek Systems, Inc. (a)	13,957	108,865
MobileIron, Inc. (a)	43,976	237,470
Monotype Imaging Holdings, Inc.	20,410	399,016
NetSol Technologies, Inc. (a)	5,108	20,687
NICE Systems Ltd. sponsored ADR (b)	18,794	1,464,241
Nuance Communications, Inc. (a)	132,243	2,447,818
NXT-ID, Inc. (a)(b)	787	1,243
Open Text Corp.	120,031	3,917,657
Parametric Technology Corp. (a)	52,097	2,999,745
Park City Group, Inc. (a)(b)	9,653	120,663
Paylocity Holding Corp. (a)(b)	23,131	1,083,687
Pegasystems, Inc.	34,760	2,031,722
Polarityte, Inc. (a)(b)	2,379	44,154
Progress Software Corp.	21,641	631,917
Proofpoint, Inc. (a)(b)	19,588	1,684,568
QAD, Inc. Class A	9,296	302,585
Qualys, Inc. (a)	16,526	694,092
Rapid7, Inc. (a)(b)	19,435	356,827
RealPage, Inc. (a)	36,142	1,250,513
Sapiens International Corp. NV (b)	26,001	322,672
SeaChange International, Inc. (a)	20,866	51,122
SITO Mobile Ltd. (a)(b)	11,960	48,438
Smith Micro Software, Inc. (a)	735	786
Sonic Foundry, Inc. (a)(b)	478	1,965
Sphere 3D Corp. (a)(b)	24,109	2,977
Splunk, Inc. (a)(b)	61,329	3,755,788
SS&C Technologies Holdings, Inc.	92,325	3,469,574
Symantec Corp.	279,303	8,465,674
Synchronoss Technologies, Inc. (a)(b)	21,095	269,594
Synopsys, Inc. (a)	67,579	5,059,640
Take-Two Interactive Software, Inc. (a)(b)	38,860	2,982,116
Talend SA ADR	4,146	135,864
TeleNav, Inc. (a)	23,693	193,098
The9 Ltd. sponsored ADR (a)	6,231	5,670
TiVo Corp.	55,568	989,110
Top Image Systems Ltd. (a)	2,532	3,469
Ultimate Software Group, Inc. (a)(b)	13,491	2,978,003
Upland Software, Inc. (a)	8,828	196,335
Varonis Systems, Inc. (a)	11,827	429,911
Vasco Data Security International, Inc. (a)	17,327	237,380
Verint Systems, Inc. (a)	28,788	1,183,187
Zix Corp. (a)	23,272	134,279
Zynga, Inc. (a)	348,346	1,226,178
		447,489,127
Technology Hardware, Storage & Peripherals - 9.1%
Apple, Inc.	2,379,014	363,418,120
Astro-Med, Inc.	3,663	51,099
Avid Technology, Inc. (a)(b)	21,480	111,911
BlackBerry Ltd. (a)(b)	241,263	2,550,421
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	356	815
Concurrent Computer Corp.	5,268	35,401
CPI Card Group (b)	24,070	46,937
Cray, Inc. (a)(b)	18,429	327,115
Electronics for Imaging, Inc. (a)	20,668	980,077
Everspin Technologies, Inc. (b)	8,041	144,577
Immersion Corp. (a)(b)	15,151	128,784
Intevac, Inc. (a)	9,781	131,065
Logitech International SA (b)	73,701	2,687,875
NetApp, Inc.	122,571	4,962,900
On Track Innovations Ltd. (a)(b)	22,179	28,611
Seagate Technology LLC (b)	133,576	5,819,906
Stratasys Ltd. (a)(b)	24,388	656,037
Super Micro Computer, Inc. (a)(b)	22,005	541,323
Transact Technologies, Inc.	1,837	15,706
U.S.A. Technologies, Inc. (a)(b)	20,926	97,306
Western Digital Corp.	130,398	11,743,644
		394,479,630

TOTAL INFORMATION TECHNOLOGY		2,106,361,820

MATERIALS - 0.5%
Chemicals - 0.1%
A. Schulman, Inc.	12,216	357,929
Advanced Emissions Solutions, Inc. (a)(b)	9,725	91,221
AgroFresh Solutions, Inc. (a)(b)	26,011	182,857
Balchem Corp. (b)	14,618	1,150,729
Burcon NutraScience Corp. (a)	2,165	2,084
Codexis, Inc. (a)	24,321	97,284
Fuwei Films Holdings Co. Ltd. (a)	232	606
Gulf Resources, Inc. (a)(b)	18,051	31,950
Hawkins, Inc.	7,322	344,500
Innophos Holdings, Inc.	9,506	402,009
Innospec, Inc.	11,180	715,520
Marrone Bio Innovations, Inc. (a)(b)	19,941	22,932
Methanex Corp. (b)	39,693	1,637,261
Northern Technologies International Corp. (a)	492	8,118
Senomyx, Inc. (a)(b)	14,455	12,431
Tantech Holdings Ltd. (a)(b)	12,107	29,904
Terravia Holdings, Inc. (a)(b)	29,761	7,842
Yield10 Bioscience, Inc. (a)	456	2,353
		5,097,530
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)	135	317
Forterra, Inc. (b)	28,456	204,599
Tecnoglass, Inc. (b)	16,338	161,093
U.S. Concrete, Inc. (a)(b)	6,860	453,446
United States Lime & Minerals, Inc.	2,630	206,245
		1,025,700
Containers & Packaging - 0.1%
Silgan Holdings, Inc.	54,366	1,729,382
UFP Technologies, Inc. (a)	4,421	120,914
		1,850,296
Metals & Mining - 0.3%
Century Aluminum Co. (a)(b)	38,891	560,808
China Natural Resources, Inc. (a)(b)	11,233	26,622
Ferroglobe PLC	79,347	836,317
Ferroglobe Representation & Warranty Insurance	23,476	0
Handy & Harman Ltd. (a)	4,841	138,211
Haynes International, Inc. (b)	5,406	193,535
Kaiser Aluminum Corp.	7,627	628,160
Mountain Province Diamonds, Inc. (a)(b)	73,559	208,558
Olympic Steel, Inc.	4,194	69,075
Pan American Silver Corp.	69,785	1,217,050
Pershing Gold Corp. (a)(b)	17,038	46,855
Randgold Resources Ltd. sponsored ADR (b)	17,491	1,658,497
Real Industries, Inc. (a)(b)	11,150	31,220
Royal Gold, Inc. (b)	29,639	2,383,568
Schnitzer Steel Industries, Inc. Class A	11,511	222,162
Silver Standard Resources, Inc. (a)(b)	55,264	524,882
Steel Dynamics, Inc.	109,635	3,726,494
Synalloy Corp. (a)	4,836	56,823
Universal Stainless & Alloy Products, Inc. (a)	2,467	44,061
		12,572,898
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	28,198	328,507
Pope Resources, Inc. LP	1,780	131,097
Rentech, Inc. (a)	5,467	2,327
		461,931

TOTAL MATERIALS		21,008,355

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
CareTrust (REIT), Inc.	32,585	594,676
Communications Sales & Leasing, Inc.	80,042	2,001,850
CyrusOne, Inc.	39,870	2,243,086
Equinix, Inc.	32,457	14,313,862
Gaming & Leisure Properties	94,359	3,463,919
Gladstone Commercial Corp. (b)	15,194	309,350
Gladstone Land Corp.	5,578	62,585
Global Self Storage, Inc.	4,374	22,264
Government Properties Income Trust (b)	32,322	698,155
Hospitality Properties Trust (SBI)	75,271	2,176,837
Lamar Advertising Co. Class A (b)	37,768	2,644,138
Potlatch Corp.	18,388	841,251
Retail Opportunity Investments Corp.	52,165	1,030,780
Sabra Health Care REIT, Inc. (b)	28,393	665,248
SBA Communications Corp. Class A (a)	54,940	7,591,609
Select Income REIT	44,931	1,072,054
Senior Housing Properties Trust (SBI)	107,547	2,273,544
Sotherly Hotels, Inc.	7,917	51,777
Wheeler REIT, Inc. (b)	5,521	44,168
		42,101,153
Real Estate Management & Development - 0.0%
Altisource Portfolio Solutions SA (a)(b)	7,820	160,936
China HGS Real Estate, Inc. (a)(b)	10,514	18,294
Colliers International Group, Inc.	16,739	898,381
Cresud S.A.C.I.F. y A. sponsored ADR	18,279	369,967
Elbit Imaging Ltd. (a)	37	114
FirstService Corp.	16,103	1,007,414
FRP Holdings, Inc. (a)	5,064	213,194
Griffin Industrial Realty, Inc.	2,554	79,404
Gyrodyne LLC (b)	1,037	21,559
Landmark Infrastructure Partners LP	12,433	195,820
Stratus Properties, Inc.	4,283	117,997
		3,083,080

TOTAL REAL ESTATE		45,184,233

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.1%
Alaska Communication Systems Group, Inc. (a)	28,590	62,898
Atlantic Tele-Network, Inc.	8,198	536,477
B Communications Ltd.	6,305	127,992
Cogent Communications Group, Inc.	21,895	862,663
Consolidated Communications Holdings, Inc. (b)	24,994	497,880
FairPoint Communications, Inc. (a)	15,763	226,987
Frontier Communications Corp. (b)	521,419	683,059
General Communications, Inc. Class A (a)	15,162	560,842
Hawaiian Telcom Holdco, Inc. (a)	5,699	143,159
Internet Gold Golden Lines Ltd. (a)	2,697	28,453
Iridium Communications, Inc. (a)(b)	44,902	444,530
Lumos Networks Corp. (a)	11,377	203,876
magicJack VocalTec Ltd. (a)(b)	10,455	66,389
ORBCOMM, Inc. (a)(b)	35,137	344,343
PDVWireless, Inc. (a)(b)	6,652	158,983
Sify Technologies Ltd. sponsored ADR	1,965	1,649
Windstream Holdings, Inc. (b)	83,169	353,468
		5,303,648
Wireless Telecommunication Services - 0.8%
Airgain, Inc. (b)	4,457	59,412
Boingo Wireless, Inc. (a)	17,559	282,173
NII Holdings, Inc. (a)(b)	39,544	22,461
Partner Communications Co. Ltd. ADR (a)	1,446	7,779
Shenandoah Telecommunications Co. (b)	22,362	685,395
Spok Holdings, Inc.	10,030	174,522
T-Mobile U.S., Inc. (a)	373,964	25,212,653
VimpelCom Ltd. sponsored ADR	609,463	2,364,716
Vodafone Group PLC sponsored ADR (b)	198,052	5,993,054
		34,802,165

TOTAL TELECOMMUNICATION SERVICES		40,105,813

UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	15,981	1,040,363
Otter Tail Corp.	17,909	715,465
Spark Energy, Inc. Class A, (b)	2,916	127,867
		1,883,695
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	3,357	100,744
RGC Resources, Inc.	3,685	90,614
		191,358
Independent Power and Renewable Electricity Producers - 0.1%
8Point3 Energy Partners LP	13,237	180,553
Atlantica Yield PLC (b)	44,933	938,650
Pattern Energy Group, Inc. (b)	39,686	895,316
TerraForm Global, Inc. (a)	48,655	238,410
Terraform Power, Inc. (a)(b)	41,791	517,373
VivoPower International PLC (a)	1,500	5,190
		2,775,492
Water Utilities - 0.0%
Artesian Resources Corp. Class A	5,076	178,320
Cadiz, Inc. (a)(b)	9,697	146,910
Connecticut Water Service, Inc.	6,409	340,062
Consolidated Water Co., Inc.	6,259	74,169
Global Water Resources, Inc. (b)	9,461	89,690
Middlesex Water Co.	7,557	266,913
Pure Cycle Corp. (a)	11,638	90,776
York Water Co.	5,988	198,203
		1,385,043

TOTAL UTILITIES		6,235,588

TOTAL COMMON STOCKS
(Cost $3,061,320,955)		4,230,500,501
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.55% 8/17/17 (d)
(Cost $1,997,664)	2,000,000	1,996,060
	Shares	Value

Money Market Funds - 12.1%
Fidelity Cash Central Fund, 0.86% (e)	71,329,712	$71,343,978
Fidelity Securities Lending Cash Central Fund 0.87% (e)(f)	450,353,568	450,398,604
TOTAL MONEY MARKET FUNDS
(Cost $521,709,521)		521,742,582
TOTAL INVESTMENT PORTFOLIO - 110.1%
(Cost $3,585,028,140)		4,754,239,143
NET OTHER ASSETS (LIABILITIES) - (10.1)%		(434,627,512)
NET ASSETS - 100%		$4,319,611,631

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
778 CME E-mini NASDAQ 100 Index Contracts (United States)	June 2017	90,142,970	$2,209,548

The face value of futures purchased as a percentage of Net Assets is 2.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,996,060.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$149,537
Fidelity Securities Lending Cash Central Fund	2,047,527
Total	$2,197,064

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$811,645,136	$811,642,687	$--	$2,449
Consumer Staples	206,239,993	206,239,993	--	--
Energy	22,988,895	22,986,802	19	2,074
Financials	278,887,428	278,887,428	--	--
Health Care	508,764,337	508,507,337	--	257,000
Industrials	183,078,903	183,078,903	--	--
Information Technology	2,106,361,820	2,106,361,820	--	--
Materials	21,008,355	21,008,355	--	--
Real Estate	45,184,233	45,184,233	--	--
Telecommunication Services	40,105,813	40,105,813	--	--
Utilities	6,235,588	6,235,588	--	--
U.S. Government and Government Agency Obligations	1,996,060	--	1,996,060	--
Money Market Funds	521,742,582	521,742,582	--	--
Total Investments in Securities:	$4,754,239,143	$4,751,981,541	$1,996,079	$261,523
Derivative Instruments:
Assets
Futures Contracts	$2,209,548	$2,209,548	$--	$--
Total Assets	$2,209,548	$2,209,548	$--	$--
Total Derivative Instruments:	$2,209,548	$2,209,548	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,209,548	$0
Total Equity Risk	2,209,548	0
Total Value of Derivatives	$2,209,548	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $439,119,452) — See accompanying schedule: Unaffiliated issuers (cost $3,063,318,619)	$4,232,496,561
Fidelity Central Funds (cost $521,709,521)	521,742,582
Total Investments (cost $3,585,028,140)		$4,754,239,143
Segregated cash with brokers for derivative instruments		855,360
Cash		269,788
Foreign currency held at value (cost $6,266)		6,235
Receivable for fund shares sold		13,746,025
Dividends receivable		4,708,305
Interest receivable		76,733
Distributions receivable from Fidelity Central Funds		403,947
Receivable for daily variation margin for derivative instruments		13,650
Prepaid expenses		792
Receivable from investment adviser for expense reductions		422,784
Other receivables		82,504
Total assets		4,774,825,266
Liabilities
Payable for investments purchased	$15,969
Payable for fund shares redeemed	3,328,531
Accrued management fee	832,643
Other affiliated payables	514,808
Other payables and accrued expenses	161,456
Collateral on securities loaned	450,360,229
Total liabilities		455,213,636
Net Assets		$4,319,611,630
Net Assets consist of:
Paid in capital		$3,138,431,357
Undistributed net investment income		15,255,619
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,495,960)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,171,420,614
Net Assets, for 52,882,561 shares outstanding		$4,319,611,630
Net Asset Value, offering price and redemption price per share ($4,319,611,630 ÷ 52,882,561 shares)		$81.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$20,215,733
Interest		81,989
Income from Fidelity Central Funds (including $2,047,527 from security lending)		2,197,064
Total income		22,494,786
Expenses
Management fee	$4,184,235
Transfer agent fees	2,403,507
Accounting and security lending fees	410,950
Custodian fees and expenses	39,728
Independent trustees' fees and expenses	6,477
Registration fees	240,497
Audit	45,677
Legal	21,685
Miscellaneous	12,734
Total expenses before reductions	7,365,490
Expense reductions	(2,303,366)	5,062,124
Net investment income (loss)		17,432,662
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,304,766
Fidelity Central Funds	(6,166)
Foreign currency transactions	(16)
Futures contracts	3,563,734
Total net realized gain (loss)		8,862,318
Change in net unrealized appreciation (depreciation) on: Investment securities	515,340,763
Assets and liabilities in foreign currencies	554
Futures contracts	2,100,328
Total change in net unrealized appreciation (depreciation)		517,441,645
Net gain (loss)		526,303,963
Net increase (decrease) in net assets resulting from operations		$543,736,625

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,432,662	$27,967,394
Net realized gain (loss)	8,862,318	1,602,458
Change in net unrealized appreciation (depreciation)	517,441,645	130,659,112
Net increase (decrease) in net assets resulting from operations	543,736,625	160,228,964
Distributions to shareholders from net investment income	(26,158,541)	(17,116,229)
Distributions to shareholders from net realized gain	(1,095,008)	(14,738,930)
Total distributions	(27,253,549)	(31,855,159)
Share transactions
Proceeds from sales of shares	1,389,907,445	1,051,858,524
Reinvestment of distributions	26,226,029	30,550,054
Cost of shares redeemed	(328,150,201)	(572,369,348)
Net increase (decrease) in net assets resulting from share transactions	1,087,983,273	510,039,230
Redemption fees	8,315	347,337
Total increase (decrease) in net assets	1,604,474,664	638,760,372
Net Assets
Beginning of period	2,715,136,966	2,076,376,594
End of period	$4,319,611,630	$2,715,136,966
Other Information
Undistributed net investment income end of period	$15,255,619	$23,981,498
Shares
Sold	18,300,786	16,331,216
Issued in reinvestment of distributions	364,352	474,816
Redeemed	(4,320,964)	(8,850,966)
Net increase (decrease)	14,344,174	7,955,066

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Nasdaq Composite Index Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$70.45	$67.89	$63.84	$54.46	$40.41	$35.04
Income from Investment Operations
Net investment income (loss)A	.38	.78	.68	.75B	.57	.44
Net realized and unrealized gain (loss)	11.52	2.80	4.13	9.54	13.95	5.19
Total from investment operations	11.90	3.58	4.81	10.29	14.52	5.63
Distributions from net investment income	(.65)	(.55)	(.52)	(.40)	(.48)	(.27)
Distributions from net realized gain	(.03)	(.48)	(.26)	(.52)	–	–
Total distributions	(.67)C	(1.03)	(.78)	(.92)	(.48)	(.27)
Redemption fees added to paid in capitalA	–D	.01	.02	.01	.01	.01
Net asset value, end of period	$81.68	$70.45	$67.89	$63.84	$54.46	$40.41
Total ReturnE,F	17.02%	5.43%	7.70%	19.25%	36.39%	16.24%
Ratios to Average Net AssetsG,H
Expenses before reductions	.42%I	.42%	.52%	.55%	.56%	.58%
Expenses net of fee waivers, if any	.29%I	.29%	.29%	.29%	.33%	.35%
Expenses net of all reductions	.29%I	.29%	.29%	.29%	.33%	.35%
Net investment income (loss)	1.00%I	1.20%	1.05%	1.31%B	1.23%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$4,319,612	$2,715,137	$2,076,377	$1,257,703	$688,916	$481,320
Portfolio turnover rateJ	2%I	4%	9%	5%	14%	10%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

 C Total distributions of $.67 per share is comprised of distributions from net investment income of $.645 and distributions from net realized gain of $.027 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017

1. Organization.

Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, market discount, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,325,373,804
Gross unrealized depreciation	(171,128,129)
Net unrealized appreciation (depreciation) on securities	$1,154,245,675
Tax cost	$3,599,993,468

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(46,930)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $3,563,734 and a change in net unrealized appreciation (depreciation) of $2,100,328 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,064,612,339 and $27,078,605, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .14% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,108 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .29% of average net assets. This waiver will remain in place through January 31, 2018. Some expenses, for example interest expense, including commitment fees, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $2,302,381.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $985.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Actual	.29%	$1,000.00	$1,170.20	$1.57
Hypothetical-C		$1,000.00	$1,023.49	$1.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity NASDAQ Composite Index Fund

On September 14, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve the management contract and sub-advisory agreements (collectively, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. In reaching this determination, the Board considered that the contractual terms of and the fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Board considered that the approval of the Advisory Contracts will not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature, extent and quality of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund at its July 2016 meeting and that it will again consider the renewal of the Advisory Contracts in July 2017.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund’s investment performance, competitiveness of management fees and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its consideration of future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

EIF-SANN-0717
1.795567.113

Fidelity® Series 100 Index Fund Fidelity® Series 100 Index Fund Class F Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.1	5.0
Microsoft Corp.	4.1	3.9
Amazon.com, Inc.	3.0	2.5
Facebook, Inc. Class A	2.7	2.3
Johnson & Johnson	2.6	2.5
Exxon Mobil Corp.	2.6	3.0
Berkshire Hathaway, Inc. Class B	2.4	2.5
JPMorgan Chase & Co.	2.3	2.4
Alphabet, Inc. Class A	2.3	1.9
Alphabet, Inc. Class C	2.2	1.8
	30.3

Top Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.6	24.1
Health Care	14.0	14.3
Financials	13.7	14.8
Consumer Discretionary	12.4	11.7
Consumer Staples	11.0	10.6
Industrials	8.8	9.2
Energy	6.1	7.4
Telecommunication Services	3.3	3.7
Utilities	1.6	1.5
Materials	1.4	1.4

Asset Allocation (% of fund's net assets)

As of May 31, 2017*
Stocks and Equity Futures	100.0%

 * Foreign investments - 2.8%

As of November 30, 2016*
Stocks and Equity Futures	100.0%

 * Foreign investments - 2.9%

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Automobiles - 0.7%
Ford Motor Co.	1,020,191	$11,344,524
General Motors Co.	356,268	12,088,173
		23,432,697
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp.	214,049	32,297,854
Starbucks Corp.	380,901	24,229,113
		56,526,967
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc. (a)	103,511	102,954,111
Priceline Group, Inc. (a)	12,851	24,122,484
		127,076,595
Media - 3.6%
Comcast Corp. Class A	1,236,927	51,567,487
The Walt Disney Co.	380,208	41,039,652
Time Warner, Inc.	202,377	20,134,488
Twenty-First Century Fox, Inc.:
Class A	275,029	7,458,786
Class B	127,306	3,424,531
		123,624,944
Multiline Retail - 0.2%
Target Corp.	145,355	8,016,328
Specialty Retail - 2.0%
Home Depot, Inc.	318,374	48,873,593
Lowe's Companies, Inc.	226,335	17,828,408
		66,702,001
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	346,356	18,353,404

TOTAL CONSUMER DISCRETIONARY		423,732,936

CONSUMER STAPLES - 11.0%
Beverages - 2.6%
PepsiCo, Inc.	373,012	43,593,912
The Coca-Cola Co.	1,009,912	45,920,699
		89,514,611
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	114,720	20,698,930
CVS Health Corp.	268,074	20,596,125
Wal-Mart Stores, Inc.	393,567	30,934,366
Walgreens Boots Alliance, Inc.	222,868	18,056,765
		90,286,186
Food Products - 1.0%
Mondelez International, Inc.	398,990	18,588,944
The Kraft Heinz Co.	155,872	14,371,398
		32,960,342
Household Products - 2.2%
Colgate-Palmolive Co.	230,741	17,619,383
Procter & Gamble Co.	668,152	58,857,510
		76,476,893
Tobacco - 2.5%
Altria Group, Inc.	506,880	38,239,027
Philip Morris International, Inc.	405,465	48,574,707
		86,813,734

TOTAL CONSUMER STAPLES		376,051,766

ENERGY - 6.1%
Energy Equipment & Services - 1.0%
Halliburton Co.	226,579	10,239,105
Schlumberger Ltd.	364,363	25,356,021
		35,595,126
Oil, Gas & Consumable Fuels - 5.1%
Chevron Corp.	494,775	51,199,317
ConocoPhillips Co.	322,993	14,434,557
Exxon Mobil Corp.	1,083,719	87,239,380
Kinder Morgan, Inc.	501,778	9,413,355
Occidental Petroleum Corp.	199,753	11,771,444
		174,058,053

TOTAL ENERGY		209,653,179

FINANCIALS - 13.7%
Banks - 7.7%
Bank of America Corp.	2,620,132	58,717,158
Citigroup, Inc.	724,143	43,839,617
JPMorgan Chase & Co.	933,556	76,691,625
U.S. Bancorp	416,191	21,179,960
Wells Fargo & Co.	1,176,897	60,186,513
		260,614,873
Capital Markets - 1.8%
Bank of New York Mellon Corp.	271,146	12,776,400
BlackRock, Inc. Class A	31,804	13,015,469
Goldman Sachs Group, Inc.	96,830	20,456,306
Morgan Stanley	375,556	15,675,707
		61,923,882
Consumer Finance - 0.7%
American Express Co.	197,865	15,223,733
Capital One Financial Corp.	125,619	9,662,613
		24,886,346
Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc. Class B (a)	496,393	82,043,835
Insurance - 1.1%
Allstate Corp.	95,429	8,239,340
American International Group, Inc.	229,859	14,625,928
MetLife, Inc.	284,162	14,375,756
		37,241,024

TOTAL FINANCIALS		466,709,960

HEALTH CARE - 14.0%
Biotechnology - 3.4%
AbbVie, Inc.	416,582	27,502,744
Amgen, Inc.	192,477	29,880,129
Biogen, Inc. (a)	56,428	13,981,166
Celgene Corp. (a)	203,327	23,262,642
Gilead Sciences, Inc.	341,611	22,167,138
		116,793,819
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	451,624	20,621,152
Danaher Corp.	159,450	13,543,683
Medtronic PLC	357,767	30,152,603
		64,317,438
Health Care Providers & Services - 1.3%
UnitedHealth Group, Inc.	251,448	44,048,661
Pharmaceuticals - 7.4%
Allergan PLC	87,613	19,603,409
Bristol-Myers Squibb Co.	437,175	23,585,591
Eli Lilly & Co.	253,764	20,192,001
Johnson & Johnson	709,151	90,948,616
Merck & Co., Inc.	717,573	46,721,178
Pfizer, Inc.	1,555,561	50,789,067
		251,839,862

TOTAL HEALTH CARE		476,999,780

INDUSTRIALS - 8.8%
Aerospace & Defense - 2.9%
General Dynamics Corp.	74,376	15,116,922
Lockheed Martin Corp.	65,253	18,344,576
Raytheon Co.	76,546	12,554,309
The Boeing Co.	148,870	27,932,478
United Technologies Corp.	195,874	23,755,599
		97,703,884
Air Freight & Logistics - 0.9%
FedEx Corp.	64,082	12,421,655
United Parcel Service, Inc. Class B	180,134	19,088,800
		31,510,455
Electrical Equipment - 0.3%
Emerson Electric Co.	168,592	9,967,159
Industrial Conglomerates - 3.5%
3M Co.	155,821	31,860,720
General Electric Co.	2,280,280	62,434,066
Honeywell International, Inc.	198,943	26,457,430
		120,752,216
Machinery - 0.5%
Caterpillar, Inc.	153,282	16,160,521
Road & Rail - 0.7%
Union Pacific Corp.	212,691	23,459,817

TOTAL INDUSTRIALS		299,554,052

INFORMATION TECHNOLOGY - 26.6%
Communications Equipment - 1.2%
Cisco Systems, Inc.	1,308,836	41,267,599
Internet Software & Services - 7.2%
Alphabet, Inc.:
Class A (a)	77,654	76,651,487
Class C (a)	77,231	74,517,103
Facebook, Inc. Class A (a)	615,539	93,229,537
		244,398,127
IT Services - 4.3%
Accenture PLC Class A	162,728	20,254,754
IBM Corp.	224,329	34,239,335
MasterCard, Inc. Class A	246,238	30,257,725
PayPal Holdings, Inc. (a)	293,517	15,324,523
Visa, Inc. Class A	485,606	46,244,259
		146,320,596
Semiconductors & Semiconductor Equipment - 2.6%
Intel Corp.	1,235,694	44,620,910
Qualcomm, Inc.	386,034	22,108,167
Texas Instruments, Inc.	261,263	21,551,585
		88,280,662
Software - 5.2%
Microsoft Corp.	2,019,641	141,051,727
Oracle Corp.	783,303	35,554,123
		176,605,850
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	1,371,218	209,467,262

TOTAL INFORMATION TECHNOLOGY		906,340,096

MATERIALS - 1.4%
Chemicals - 1.4%
E.I. du Pont de Nemours & Co.	225,962	17,832,921
Monsanto Co.	114,601	13,456,449
The Dow Chemical Co.	291,739	18,076,148
		49,365,518
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Simon Property Group, Inc.	83,588	12,893,449
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	1,605,140	61,846,044
Verizon Communications, Inc.	1,065,365	49,688,624
		111,534,668
UTILITIES - 1.6%
Electric Utilities - 1.6%
Duke Energy Corp.	182,848	15,666,417
Exelon Corp.	242,170	8,793,193
NextEra Energy, Inc.	122,206	17,284,817
Southern Co.	259,018	13,108,901
		54,853,328
TOTAL COMMON STOCKS
(Cost $2,765,490,914)		3,387,688,732
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.55% 8/17/17 (b)
(Cost $499,416)	500,000	499,015
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.86% (c)
(Cost $26,831,500)	26,826,135	26,831,500
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $2,792,821,830)		3,415,019,247
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,883,013)
NET ASSETS - 100%		$3,411,136,234

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
196 CME E-mini S&P 500 Index Contracts (United States)	June 2017	23,628,780	$130,844

The face value of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $499,015.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$63,300
Fidelity Securities Lending Cash Central Fund	673
Total	$63,973

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$423,732,936	$423,732,936	$--	$--
Consumer Staples	376,051,766	376,051,766	--	--
Energy	209,653,179	209,653,179	--	--
Financials	466,709,960	466,709,960	--	--
Health Care	476,999,780	476,999,780	--	--
Industrials	299,554,052	299,554,052	--	--
Information Technology	906,340,096	906,340,096	--	--
Materials	49,365,518	49,365,518	--	--
Real Estate	12,893,449	12,893,449	--	--
Telecommunication Services	111,534,668	111,534,668	--	--
Utilities	54,853,328	54,853,328	--	--
U.S. Government and Government Agency Obligations	499,015	--	499,015	--
Money Market Funds	26,831,500	26,831,500	--	--
Total Investments in Securities:	$3,415,019,247	$3,414,520,232	$499,015	$--
Derivative Instruments:
Assets
Futures Contracts	$130,844	$130,844	$--	$--
Total Assets	$130,844	$130,844	$--	$--
Total Derivative Instruments:	$130,844	$130,844	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$130,844	$0
Total Equity Risk	130,844	0
Total Value of Derivatives	$130,844	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,765,990,330)	$3,388,187,747
Fidelity Central Funds (cost $26,831,500)	26,831,500
Total Investments (cost $2,792,821,830)		$3,415,019,247
Segregated cash with brokers for derivative instruments		899,790
Receivable for fund shares sold		128,072
Dividends receivable		8,595,134
Distributions receivable from Fidelity Central Funds		15,175
Receivable for daily variation margin for derivative instruments		4,689
Total assets		3,424,662,107
Liabilities
Payable for fund shares redeemed	$13,316,358
Accrued management fee	141,676
Other affiliated payables	67,839
Total liabilities		13,525,873
Net Assets		$3,411,136,234
Net Assets consist of:
Paid in capital		$3,059,297,780
Undistributed net investment income		32,032,057
Accumulated undistributed net realized gain (loss) on investments		(302,521,864)
Net unrealized appreciation (depreciation) on investments		622,328,261
Net Assets		$3,411,136,234
Series 100 Index:
Net Asset Value, offering price and redemption price per share ($1,631,431,021 ÷ 103,670,072 shares)		$15.74
Class F:
Net Asset Value, offering price and redemption price per share ($1,779,705,213 ÷ 113,089,076 shares)		$15.74

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$37,542,362
Interest		1,486
Income from Fidelity Central Funds		63,973
Total income		37,607,821
Expenses
Management fee	$831,956
Transfer agent fees	401,912
Independent trustees' fees and expenses	6,677
Interest	2,472
Miscellaneous	5,629
Total expenses before reductions	1,248,646
Expense reductions	(425)	1,248,221
Net investment income (loss)		36,359,600
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	49,713,592
Fidelity Central Funds	(825)
Futures contracts	2,465,628
Total net realized gain (loss)		52,178,395
Change in net unrealized appreciation (depreciation) on: Investment securities	258,660,828
Futures contracts	(118,723)
Total change in net unrealized appreciation (depreciation)		258,542,105
Net gain (loss)		310,720,500
Net increase (decrease) in net assets resulting from operations		$347,080,100

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,359,600	$74,126,618
Net realized gain (loss)	52,178,395	110,667,969
Change in net unrealized appreciation (depreciation)	258,542,105	32,188,894
Net increase (decrease) in net assets resulting from operations	347,080,100	216,983,481
Distributions to shareholders from net investment income	(73,270,105)	(75,790,365)
Share transactions - net increase (decrease)	(96,267,442)	(288,847,188)
Total increase (decrease) in net assets	177,542,553	(147,654,072)
Net Assets
Beginning of period	3,233,593,681	3,381,247,753
End of period	$3,411,136,234	$3,233,593,681
Other Information
Undistributed net investment income end of period	$32,032,057	$68,942,562

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series 100 Index Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.50	$13.87	$13.67	$11.77	$10.19	$8.85
Income from Investment Operations
Net investment income (loss)A	.16	.31	.29	.27	.25	.21
Net realized and unrealized gain (loss)	1.41	.63	.18	1.63	2.35	1.31
Total from investment operations	1.57	.94	.47	1.90	2.60	1.52
Distributions from net investment income	(.33)	(.31)	(.27)	–	(1.02)	(.18)
Net asset value, end of period	$15.74	$14.50	$13.87	$13.67	$11.77	$10.19
Total ReturnB,C	10.97%	7.00%	3.48%	16.14%	27.56%	17.49%
Ratios to Average Net AssetsD,E
Expenses before reductions	.10%F	.10%	.10%	.10%	.18%	.20%
Expenses net of fee waivers, if any	.10%F	.10%	.10%	.10%	.17%	.20%
Expenses net of all reductions	.10%F	.10%	.10%	.10%	.17%	.20%
Net investment income (loss)	2.14%F	2.27%	2.17%	2.11%	2.34%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$1,631,431	$1,544,113	$1,670,998	$1,814,733	$2,710,285	$8,019,529
Portfolio turnover rateG	1%F	4%	10%	8%	19%	10%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series 100 Index Fund Class F

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$14.50	$13.87	$13.68	$11.69
Income from Investment Operations
Net investment income (loss)B	.17	.32	.30	.27
Net realized and unrealized gain (loss)	1.40	.63	.16	1.72
Total from investment operations	1.57	.95	.46	1.99
Distributions from net investment income	(.33)	(.32)	(.27)	–
Net asset value, end of period	$15.74	$14.50	$13.87	$13.68
Total ReturnC,D	11.03%	7.06%	3.45%	17.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G	.05%	.05%	.05%G
Expenses net of fee waivers, if any	.05%G	.05%	.05%	.05%G
Expenses net of all reductions	.05%G	.05%	.05%	.05%G
Net investment income (loss)	2.19%G	2.32%	2.22%	2.16%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,779,705	$1,689,481	$1,710,250	$1,770,273
Portfolio turnover rateH	1%G	4%	10%	8%

 A For the period December 4, 2013 (commencement of sale of shares) to November 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017

1. Organization.

Fidelity Series 100 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series 100 Index and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$977,471,569
Gross unrealized depreciation	(372,203,871)
Net unrealized appreciation (depreciation) on securities	$605,267,698
Tax cost	$2,809,751,549

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(38,718,659)
2018	(297,318,580)
Total capital loss carryforward	$(336,037,239)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $2,465,628 and a change in net unrealized appreciation (depreciation) of $(118,723) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $23,384,542 and $148,159,569, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Series 100 Index so that the total expenses do not exceed .10%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense, including commitment fees.

The Board and shareholders approved a new management contract, effective June 1, 2017. Under the management contract, the Fund will not pay a management fee. In addition, the investment adviser will pay all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives transfer agent fees at an annual rate of .075% of average net assets for Series 100 Index. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Series 100 Index pays a portion of the transfer agent fees at an annual rate of .05% of average net assets.

For the period, transfer agent fees for each applicable class were as follows:

Amount
Series 100 Index	$401,912

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$27,069,500.82%		$2,472

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,629 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $673.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $425.

Effective June 1, 2017, the investment adviser will contractually reimburse expenses of each class to the extent annual operating expenses exceed .014% of class-level average net assets. Fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses will be excluded from this reimbursement.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2017	Year ended November 30, 2016
From net investment income
Series 100 Index	$34,597,905	$37,042,690
Class F	38,672,200	38,747,675
Total	$73,270,105	$75,790,365

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2017	Year ended November 30, 2016	Six months ended May 31, 2017	Year ended November 30, 2016
Series 100 Index
Shares sold	4,091,205	7,974,111	$62,063,158	$107,582,811
Reinvestment of distributions	2,361,632	2,823,376	34,597,905	37,042,690
Shares redeemed	(9,272,551)	(24,807,548)	(141,050,920)	(338,780,299)
Net increase (decrease)	(2,819,714)	(14,010,061)	$(44,389,857)	$(194,154,798)
Class F
Shares sold	6,814,903	15,865,327	$103,678,595	$214,624,314
Reinvestment of distributions	2,641,544	2,955,582	38,672,200	38,747,675
Shares redeemed	(12,844,819)	(25,631,264)	(194,228,380)	(348,064,379)
Net increase (decrease)	(3,388,372)	(6,810,355)	$(51,877,585)	$(94,692,390)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Series 100 Index	.10%
Actual		$1,000.00	$1,109.70	$.53**
Hypothetical-C		$1,000.00	$1,024.43	$.50**
Class F	.05%
Actual		$1,000.00	$1,110.30	$.26**
Hypothetical-C		$1,000.00	$1,024.68	$.25**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

** If fees and changes to the class level expense contract and/or expense cap, effective June 1, 2017, had been in effect during the current period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in the table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Series 100 Index	.00%
Actual		$.00
Hypothetical-(b)		$.00
Class F	.00%
Actual		$.00
Hypothetical-(b)		$.00

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series 100 Index Fund

On September 14, 2016, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve the management contract and sub-advisory agreements (collectively, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. In reaching this determination, the Board considered that the contractual terms of and the fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Board considered that the approval of the Advisory Contracts will not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature, extent and quality of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund at its July 2016 meeting and that it will again consider the renewal of the Advisory Contracts in July 2017.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fees and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its consideration of future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

HUN-SANN-0717
1.842446.110

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 25, 2017